-------------------------------------
                                           OMB APPROVAL
                                           OMB Number: 3235-0570
                                           Expires: October 31, 2006
                                           Estimated average burden
                                           hours per response. . . . . . .19.3
                                           -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number__811-21475___________________________________
________________________Tamarack Funds Trust____________________________________
                  (Exact name of registrant as specified in charter) _____________100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240_______
                  (Address of principal executive offices) (Zip code) _______________BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219_______
                       (Name and address of agent for service)
Registrant's telephone number, including area code:___(614) 470-8000____________

Date of fiscal year end:__7/31/04________________________

Date of reporting period:__7/31/04______________________

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).





TAMARACK FUNDS
Annual Report                                                      July 31, 2004




















PRIME MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND
INSTITUTIONAL PRIME MONEY MARKET FUND
INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                                                 [TAMARACK LOGO]

================================================================================

================================================================================

Tamarack Funds
--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT


This annual report includes detailed information regarding your Funds' performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?


We hope the financial information presented as well as the discussion and analysis from your portfolio manager(s) will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.


Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.




TABLE OF CONTENTS
--------------------------------------------------------------------------------


Shareholder Letter ........................................................   1
Letter from the CIO of Fixed Income .......................................   2
Financial Statements
- Statements of Assets and Liabilities ....................................   4
- Statements of Operations ................................................   6
- Statements of Changes in Net Assets .....................................   8
Financial Highlights ......................................................  13
Notes to Financial Statements .............................................  18
Schedule of Portfolio Investments .........................................  23
Report of Independent Registered Public Accounting Firm ...................  52
Management ................................................................  53
Supplemental Information ..................................................  56

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders
--------------------------------------------------------------------------------

On April 16th, 2004, the reorganization into the new Tamarack Funds Trust of the former Great Hall Money Market Funds was completed after being approved by you and your fellow shareholders. The new Tamarack Funds, which include 17 separate portfolios (fixed income, equity and money market)* also have a new year-end of September 30th. You may, therefore, be wondering why we are sending you a report with information including only the five former Great Hall Funds (Prime, U.S. Government, Tax-Free, Institutional Prime and Institutional Tax-Free) with financial statements audited as of the former Great Hall Funds year-end of July 31st. We did not want to let 14 months pass between the annual audited financial statements we make available to you our shareholders. Therefore, we are providing to you an annual report one final time as of the former Great Hall Funds July 31st year-end. You will also receive another report in approximately two months audited as of the new September 30th year-end. In the future you may then expect to receive regularly scheduled semi-annual and annual reports dated March 31 and September 30 for the Tamarack Funds.


As part of the reorganization, shareholders of the former Babson Money Market Funds approved the merger of their fund into the Prime Fund, adding almost $27 million in assets to the Prime Fund during April 2004. Despite this increase, throughout the twelve-month period ended July 31, 2004 U.S. interest rates were at historic lows, resulting in a decline in assets across all of the funds as investors sought higher yields in other fixed income or equity investments.


Our first priority is managing your investment in the Tamarack Funds in accordance with the strict standards required for money market funds and carefully balancing credit quality and investment returns. We know that no matter what the dollar balance in your Tamarack Funds shareholder account, these assets are an important part of your overall investments. We appreciate and value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.


Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds


*TO REDUCE THE SIZE AND COMPLEXITY OF EACH ANNUAL REPORT, AND HOPEFULLY MAKE THEM EASIER FOR YOU AS A SHAREHOLDER TO USE, WE HAVE DIVIDED THE TAMARACK FUNDS INTO THREE GROUPS FOR ANNUAL AND SEMI-ANNUAL REPORTING AS WELL AS PROSPECTUSES. FOR INFORMATION ON OTHER FUNDS IN THE TAMARACK FAMILY, PLEASE VISIT OUR WEBSITE AT WWW.TAMARACKFUNDS.COM

================================================================================
TAMARACK MONEY MARKET FUNDS
================================================================================

Letter from the CIO of Fixed Income
--------------------------------------------------------------------------------

MARKET COMMENTARY

Short-term interest rates were very low during the twelve month period ended July 31, 2004. The Federal Reserve kept the fed funds rate, which is the rate at which banks lend each other money overnight, at 1.00% throughout most of the period. This was its lowest level in over 40 years. At the end of June the Fed raised the rate to 1.25%. The Fed considered these low rates to be highly stimulative to the economy, and set them at these levels in order to prevent the possibility of deflation. Now that the economy has gained some strength and the risk of deflation has waned, the Fed believes it should make monetary policy less accommodative. It has stated that it will implement this by raising short-term interest rates at a "measured" pace. Since July 31st, the Fed has raised interest rates by 0.25% two more times, reaching 1.75% in late September.


Money market funds invest in high quality, short-term debt obligations that have an average maturity of less than 90 days. The yields on these obligations generally closely follow the fed funds rate. Therefore, the yield on the Tamarack Money Market Funds began to rise in the later part of the twelve-month period in anticipation of the Federal Reserve action.


--------------------------------------------------------------------------------

OUTLOOK

The Fed has indicated that it wants to continue reducing the stimulative monetary policy to be closer to what it considers to be a neutral policy stance. Therefore, money market interest rates are expected to rise somewhat more in the coming year. The amount and timing of the increases will be dependent on the performance of the economy. If the economy shows more rapid growth or if inflation starts to accelerate, the Fed will raise rates higher and faster than if the economy is slow. If the economy is sluggish, the Fed will likely slow or stop raising interest rates.

/s/ Raye C. Kanzenbach

Raye C. Kanzenbach
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

================================================================================

================================================================================

This Page Intentionally Left Blank
--------------------------------------------------------------------------------

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

JULY 31, 2004

                                         TAMARACK            TAMARACK             TAMARACK
                                          PRIME           U.S. GOVERNMENT         TAX-FREE
                                          MONEY               MONEY                 MONEY
                                       MARKET FUND          MARKET FUND          MARKET FUND
                                     --------------       ---------------       --------------
ASSETS:
Investments, at market value
  (cost $7,836,989,800;
  $938,057,884 and
  $1,016,482,037, respectively)     $7,836,989,800        $938,057,884          $1,016,482,037
Cash                                        45,371               5,619               1,673,920
Interest receivable                     14,065,664           1,632,492               2,196,441
Receivable for capital shares
  issued                                17,108,130                   -                       -
                                    --------------        ------------          --------------
 Total Assets                        7,868,208,965         939,695,995           1,020,352,398
                                    --------------        ------------          --------------

LIABILITIES:
Distributions payable                    4,158,933             461,165                 381,534
Payable for capital shares
  redeemed                                  68,426           4,166,201               1,864,185
Payable for investments
  purchased                                      -           5,198,349              14,607,775
Accrued expenses and other
  payables:
  Investment advisory fees               2,861,089             299,578                 443,888
  Administrative services fees             123,820             152,932                  11,487
  Other                                  1,236,379              97,142                 282,118
                                    --------------        ------------          --------------
   Total Liabilities                     8,448,647          10,375,367              17,590,987
                                    --------------        ------------          --------------
   Net Assets                       $7,859,760,318        $929,320,628          $1,002,761,411
                                    ==============        ============          ==============

NET ASSETS CONSIST OF:
Capital                             $7,859,601,886        $929,283,129          $1,002,714,726
Undistributed net investment
  income                                   158,432              37,499                  48,342
Accumulated net realized losses
  from investment transactions                   -                   -                  (1,657)
                                    --------------        ------------          --------------
 Net Assets                         $7,859,760,318        $929,320,628          $1,002,761,411
                                    ==============        ============          ==============

SHARES OUTSTANDING:                  7,859,723,272         929,317,272           1,002,763,068

NET ASSET VALUES:                   $         1.00        $       1.00          $         1.00
                                    ==============        ============          ==============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)
--------------------------------------------------------------------------------


                                                                      TAMARACK           TAMARACK
                                                                    INST'L PRIME      INST'L TAX-FREE
                                                                        MONEY              MONEY
                                                                     MARKET FUND        MARKET FUND
                                                                  ----------------   ----------------
ASSETS:
Investments, at market value (cost $639,349,952 and
 $371,386,694, respectively)                                       $639,349,952       $371,386,694
Cash                                                                      3,601              1,985
Interest receivable                                                   1,300,516            912,815
Receivable for capital shares issued                                 15,818,440                  -
                                                                   ------------       ------------
 Total Assets                                                       656,472,509        372,301,494
                                                                   ------------       ------------

LIABILITIES:
Distributions payable                                                   525,107            239,936
Payable for capital shares redeemed                                           -          1,399,779
Payable for investments purchased                                             -         15,706,714
Accrued expenses and other payables:
  Investment advisory fees                                              132,227             78,507
  Administrative services fees                                                -                  -
  Other                                                                 103,573            123,259
                                                                   ------------       ------------
   Total Liabilities                                                    760,907         17,548,195
                                                                   ------------       ------------
   Net Assets                                                      $655,711,602       $354,753,299
                                                                   ============       ============

NET ASSETS CONSIST OF:
Capital                                                            $655,704,974       $354,753,299
Undistributed net investment income                                      29,961                536
Accumulated net realized losses from investment transactions            (23,333)              (536)
                                                                   ------------       ------------
 Net Assets                                                        $655,711,602       $354,753,299
                                                                   ============       ============

SHARES OUTSTANDING:                                                 655,713,392        354,753,299

NET ASSET VALUES:                                                  $       1.00       $       1.00
                                                                   ============       ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations
--------------------------------------------------------------------------------

FOR THE YEAR ENDED
JULY 31, 2004

                                                       TAMARACK              TAMARACK
                                                         PRIME           U.S. GOVERNMENT        TAMARACK
                                                         MONEY                MONEY          TAX-FREE MONEY
                                                      MARKET FUND          MARKET FUND        MARKET FUND
                                                   ----------------     -----------------   ---------------
INVESTMENT INCOME:
  Interest income                                     $92,213,421           $10,961,877        $10,280,211
                                                      -----------           -----------        -----------
   Total Investment Income                             92,213,421            10,961,877         10,280,211
                                                      -----------           -----------        -----------

EXPENSES:
  Investment advisory fees                             34,474,492             3,765,070          5,136,192
  Distribution fees - Reserve Class                        66,208                     -                  -
  Administrative services fees                         20,326,410             2,510,566          2,568,098
  Custodian fees                                           63,659                12,727             11,945
  Registration and filing fees                            209,669                62,260            273,674
  Transfer agent fees                                  14,186,612               783,764            498,429
  Trustees' fees                                           20,023                20,000             20,000
  Other fees                                            3,517,348               166,391            346,391
                                                      -----------           -----------        -----------
  Total expenses before voluntary fee reductions       72,864,421             7,320,778          8,854,729
Expenses voluntarily reduced by:
  Advisor                                             (15,011,741)             (187,208)        (2,484,116)
                                                      -----------           -----------        -----------
  Net Expenses                                         57,852,680             7,133,570          6,370,613
                                                      -----------           -----------        -----------

NET INVESTMENT INCOME                                  34,360,741             3,828,307          3,909,598
                                                      -----------           -----------        -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized losses from investment transactions                -                     -                  -
                                                      -----------           -----------        -----------
Change in net assets resulting from operations        $34,360,741           $ 3,828,307        $ 3,909,598
                                                      ===========           ===========        ===========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED
JULY 31, 2004

                                                           TAMARACK          TAMARACK
                                                         INST'L PRIME     INST'L TAX-FREE
                                                             MONEY             MONEY
                                                          MARKET FUND       MARKET FUND
                                                        --------------   ----------------
INVESTMENT INCOME:
  Interest income                                         $6,080,981        $3,205,446
                                                          ----------        ----------
   Total Investment Income                                 6,080,981         3,205,446
                                                          ----------        ----------

EXPENSES:
  Investment advisory fees                                 1,331,720           773,607
  Distribution fees - Reserve Class                                -                 -
  Administrative services fees                                     -                 -
  Custodian fees                                               3,852             5,219
  Registration and filing fees                                77,460            92,695
  Transfer agent fees                                         28,711            10,073
  Trustees' fees                                              20,000            20,000
  Other fees                                                 106,470            78,506
                                                          ----------        ----------

  Total expenses before voluntary fee reductions           1,568,213           980,100
Expenses voluntarily reduced by:
  Advisor                                                          -                 -
                                                          ----------        ----------
  Net Expenses                                             1,568,213           980,100
                                                         -----------        ----------

NET INVESTMENT INCOME                                      4,512,768         2,225,346
                                                          ----------        ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions              (1,789)                -
                                                          ----------        ----------
Change in net assets resulting from operations            $4,510,979        $2,225,346
                                                          ==========        ==========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK PRIME
MONEY MARKET FUND

                                                               FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                 JULY 31, 2004          JULY 31, 2003
                                                              -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                         $   34,360,741        $   67,001,976
  Net realized losses from investment transactions and
   other dispositions                                                        -                     -
                                                                --------------        --------------
Change in net assets from operations                                34,360,741            67,001,976
                                                                --------------        --------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
  From net investment income                                       (34,288,469)          (66,650,947)

DISTRIBUTIONS TO RESERVE CLASS SHAREHOLDERS:
  From net investment income                                           (27,448)             (351,029)
                                                                --------------        --------------
Change in net assets from shareholder distributions                (34,315,917)          (67,001,976)
                                                                --------------        --------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued - Investor Class                   3,988,817,725         3,847,736,761
  Proceeds from shares issued - Reserve Class                       25,505,098           122,836,800
  Proceeds from shares issued in connection with merger             26,911,776                     -
  Dividends reinvested - Investor Class                             30,176,000            66,650,947
  Dividends reinvested - Reserve Class                                  17,776               351,029
  Cost of shares redeemed - Investor Class                      (4,297,497,682)       (4,327,979,149)
  Cost of shares redeemed - Reserve Class                         (133,424,994)          (62,194,582)
                                                                --------------        --------------

Change in net assets from capital transactions                    (359,494,301)         (352,598,194)
                                                                --------------        --------------

Net increase (decrease) in net assets                             (359,449,477)         (352,598,194)

NET ASSETS:
  Beginning of year                                              8,219,209,795         8,571,807,989
                                                                --------------        --------------
  End of year                                                   $7,859,760,318        $8,219,209,795
                                                                ==============        ==============

SHARE TRANSACTIONS:
  Issued - Investor Class                                        3,988,825,499         3,847,736,761
  Issued - Reserve Class                                            25,505,098           122,836,800
  Issued in connection with merger                                  26,911,776                     -
  Reinvested - Investor Class                                       30,176,000            66,650,947
  Reinvested - Reserve Class                                            17,776               351,029
  Redeemed - Investor Class                                     (4,297,497,678)       (4,327,979,149)
  Redeemed - Reserve Class                                        (133,424,994)          (62,194,582)
                                                                --------------        --------------
Change in shares transactions                                     (359,486,523)         (352,598,194)
                                                                ==============        ==============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT
MONEY MARKET FUND

                                                            FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                              JULY 31, 2004           JULY 31, 2003
                                                            ------------------      -------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                       $    3,828,307          $    7,709,864
  Net realized losses from investment transactions and
   other dispositions                                                      -                       -
                                                              --------------          --------------
Change in net assets from operations                               3,828,307               7,709,864
                                                              --------------          --------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
  From net investment income                                      (3,824,951)             (7,689,597)

DISTRIBUTIONS TO RESERVE CLASS SHAREHOLDERS:
  From net investment income                                               -                 (20,267)
                                                              --------------          --------------
Change in net assets from shareholder distributions               (3,824,951)             (7,709,864)
                                                              --------------          --------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued - Investor Class                   673,973,928             802,967,921
  Proceeds from shares issued - Reserve Class                              -               4,948,069
  Dividends reinvested - Investor Class                            3,363,802               7,689,597
  Dividends reinvested - Reserve Class                                     -                  20,267
  Cost of shares redeemed - Investor Class                      (808,084,710)           (838,501,022)
  Cost of shares redeemed - Reserve Class                                  -             (17,728,483)
                                                              --------------          --------------

Change in net assets from capital transactions                  (130,746,980)            (40,603,651)
                                                              --------------          --------------

Net increase (decrease) in net assets                           (130,743,624)            (40,603,651)

NET ASSETS:
  Beginning of year                                            1,060,064,252           1,100,667,903
                                                              --------------          --------------
  End of year                                                 $  929,320,628          $1,060,064,252
                                                              ==============          ==============

SHARE TRANSACTIONS:
  Issued - Investor Class                                        673,973,928             802,967,921
  Issued - Reserve Class                                                   -               4,948,069
  Reinvested - Investor Class                                      3,363,802               7,689,597
  Reinvested - Reserve Class                                               -                  20,267
  Redeemed - Investor Class                                     (808,084,710)           (838,501,022)
  Redeemed - Reserve Class                                                 -             (17,728,483)
                                                              --------------          --------------
Change in shares transactions                                   (130,746,980)            (40,603,651)
                                                              ==============          ==============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK TAX-FREE
MONEY MARKET FUND

                                                            FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                              JULY 31, 2004           JULY 31, 2003
                                                            ------------------      ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                      $     3,909,598         $     5,980,004
  Net realized losses from investment transactions and
   other dispositions                                                      -                       -
                                                             ---------------         ---------------
Change in net assets from operations                               3,909,598               5,980,004
                                                             ---------------         ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                      (3,909,598)             (5,980,004)
                                                             ---------------         ---------------
Change in net assets from shareholder distributions               (3,909,598)             (5,980,004)
                                                             ---------------         ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  1,398,047,428           1,067,794,724
  Dividends reinvested                                             3,528,079               5,980,004
  Cost of shares redeemed                                     (1,344,919,577)         (1,036,742,832)
                                                             ---------------         ---------------

Change in net assets from capital transactions                    56,655,930              37,031,896
                                                             ---------------         ---------------

Net increase (decrease) in net assets                             56,655,930              37,031,896

NET ASSETS:
  Beginning of year                                              946,105,481             909,073,585
                                                             ---------------         ---------------
  End of year                                                $ 1,002,761,411         $   946,105,481
                                                             ===============         ===============

SHARE TRANSACTIONS:
  Issued                                                       1,398,049,085           1,067,794,724
  Reinvested                                                       3,528,079               5,980,004
  Redeemed                                                    (1,344,919,577)         (1,036,742,832)
                                                             ---------------         ---------------
Change in shares transactions                                     56,657,587              37,031,896
                                                             ===============         ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL
PRIME MONEY MARKET FUND

                                                             FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                               JULY 31, 2004          JULY 31, 2003
                                                             ------------------    ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                        $   4,512,768           $   5,847,762
  Net realized losses from investment transactions and
   other dispositions                                                 (1,789)                      -
                                                               -------------           -------------
Change in net assets from operations                               4,510,979               5,847,762
                                                               -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                      (4,512,768)             (5,847,762)
                                                               -------------           -------------
Change in net assets from shareholder distributions               (4,512,768)             (5,847,762)
                                                               -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    868,713,053             739,486,873
  Dividends reinvested                                             3,987,676               5,847,762
  Cost of shares redeemed                                       (719,575,693)           (691,946,616)
                                                               -------------           -------------

Change in net assets from capital transactions                   153,125,036              53,388,019
                                                               -------------           -------------

Net increase (decrease) in net assets                            153,123,247              53,388,019

NET ASSETS:
  Beginning of year                                              502,588,355             449,200,336
                                                               -------------           -------------
  End of year                                                  $ 655,711,602           $ 502,588,355
                                                               =============           =============

SHARE TRANSACTIONS:
  Issued                                                         868,713,043             739,486,873
  Reinvested                                                       3,987,687               5,847,762
  Redeemed                                                      (719,575,693)           (691,946,616)
                                                               -------------           -------------
Change in shares transactions                                    153,125,037              53,388,019
                                                               =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL
TAX-FREE MONEY MARKET FUND

                                                            FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                              JULY 31, 2004           JULY 31, 2003
                                                            ------------------      ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                        $   2,225,346           $   2,156,996
  Net realized losses from investment transactions and
   other dispositions                                                      -                       -
                                                               -------------           -------------
Change in net assets from operations                               2,225,346               2,156,996
                                                               -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                      (2,225,346)             (2,156,996)
                                                               -------------           -------------
Change in net assets from shareholder distributions               (2,225,346)             (2,156,996)
                                                               -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    611,043,409             398,822,967
  Dividends reinvested                                             1,985,412               2,156,996
  Cost of shares redeemed                                       (502,289,773)           (350,141,125)
                                                               -------------           -------------

Change in net assets from capital transactions                   110,739,048              50,838,838
                                                               -------------           -------------

Net increase (decrease) in net assets                            110,739,048              50,838,838

NET ASSETS:
  Beginning of year                                              244,014,251             193,175,413
                                                               -------------           -------------
  End of year                                                  $ 354,753,299           $ 244,014,251
                                                               =============           =============

SHARE TRANSACTIONS:
  Issued                                                         611,043,409             398,822,967
  Reinvested                                                       1,985,412               2,156,996
  Redeemed                                                      (502,289,773)           (350,141,125)
                                                               -------------           -------------
Change in shares transactions                                    110,739,048              50,838,838
                                                               =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)


INVESTOR SHARE CLASS                               2004        2003         2002          2001          2000
--------------------                              ------      -------      -------       -------       -------
Net Asset Value, Beginning of Period              $ 1.00      $  1.00      $  1.00       $  1.00       $  1.00
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                      -(a)         0.01         0.02          0.05          0.05
                                                  ------      -------      -------       -------       -------
  Total from Investment Activities                     -         0.01         0.02          0.05          0.05
DISTRIBUTIONS:
  Net Investment Income                             -(a)       (0.01)       (0.02)        (0.05)        (0.05)
                                                  ------      -------      -------       -------       -------
  Total Distributions                                  -       (0.01)       (0.02)        (0.05)        (0.05)
                                                  ------      -------      -------       -------       -------
Net Asset Value, End of Period                    $ 1.00      $  1.00      $  1.00       $  1.00       $  1.00
Total Return                                       0.42%        0.80%        1.70%         5.10%         5.30%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)            $7,860      $ 8,111      $ 8,524       $ 5,282       $ 4,852
  Ratio of Expenses to Average Net Assets          0.71%        0.71%        0.69%         0.62%         0.63%
  Ratio of Net Investment Income (Loss) to         0.42%        0.80%        1.66%         5.11%         5.32%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*         0.90%        0.90%        0.73%           (b)           (b)
  Ratio of Net Investment Income (Loss) to         0.24%        0.61%        1.61%           (b)           (b)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

INVESTOR SHARE CLASS                               2004        2003          2002          2001          2000
--------------------                              ------      -------       ------        ------        ------
Net Asset Value, Beginning of Period              $ 1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                      -(a)         0.01         0.02          0.05          0.05
                                                  ------      -------       ------        ------        ------
  Total from Investment Activities                     -         0.01         0.02          0.05          0.05
DISTRIBUTIONS:
  Net Investment Income                             -(a)       (0.01)       (0.02)        (0.05)        (0.05)
                                                  ------      -------       ------        ------        ------
  Total Distributions                                  -       (0.01)       (0.02)        (0.05)        (0.05)
                                                  ------      -------       ------        ------        ------
Net Asset Value, End of Period                    $ 1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
Total Return                                       0.38%        0.70%        1.60%         4.90%         5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)            $  929      $ 1,060       $1,088        $  462        $  267
  Ratio of Expenses to Average Net Assets          0.71%        0.71%        0.57%         0.54%         0.57%
  Ratio of Net Investment Income (Loss) to         0.38%        0.70%        1.60%         4.88%         5.22%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*         0.73%        0.75%        0.59%           (b)           (b)
  Ratio of Net Investment Income (Loss) to         0.36%        0.66%        1.58%           (b)           (b)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Money Market Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

                                                   2004        2003         2002          2001          2000
                                                  ------      -------      -------       -------       -------
Net Asset Value, Beginning of Period              $ 1.00      $  1.00      $  1.00       $  1.00       $  1.00
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                      -(a)         0.01         0.01          0.03          0.03
                                                  ------      -------      -------       -------       -------
  Total from Investment Activities                     -         0.01         0.01          0.03          0.03
DISTRIBUTIONS:
  Net Investment Income                             -(a)       (0.01)       (0.01)        (0.03)        (0.03)
                                                  ------      -------      -------       -------       -------
  Total Distributions                                  -       (0.01)       (0.01)        (0.03)        (0.03)
                                                  ------      -------      -------       -------       -------
Net Asset Value, End of Period                    $ 1.00      $  1.00      $  1.00       $  1.00       $  1.00
Total Return                                       0.38%        0.60%        1.10%         3.10%         3.20%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)            $1,003      $   946      $   909       $   490         $ 426
  Ratio of Expenses to Average Net Assets          0.62%        0.62%        0.59%         0.59%         0.59%
  Ratio of Net Investment Income (Loss) to         0.38%        0.62%        1.08%         3.07%         3.16%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*         0.86%        0.85%        0.65%           (b)           (b)
  Ratio of Net Investment Income (Loss) to         0.14%        0.39%        1.03%           (b)           (b)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

                                                  2004         2003         2002         2001         2000
                                                 -------      -------      -------      -------      -------
Net Asset Value, Beginning of Period             $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.01         0.01         0.02         0.06         0.06
                                                 -------      -------      -------      -------      -------
  Total from Investment Activities                  0.01         0.01         0.02         0.06         0.06
DISTRIBUTIONS:
  Net Investment Income                           (0.01)       (0.01)       (0.02)       (0.06)       (0.06)
                                                 -------      -------      -------      -------      -------
  Total Distributions                             (0.01)       (0.01)       (0.02)       (0.06)       (0.06)
                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period                   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                       0.85%        1.20%        2.20%        5.50%        5.70%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)           $   656      $   503      $   449      $   366      $   382
  Ratio of Expenses to Average Net Assets          0.29%        0.30%        0.30%        0.31%        0.32%
  Ratio of Net Investment Income to Average        0.85%        1.20%        2.17%        5.52%        5.68%
   Net Assets

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)



                                                  2004         2003          2002          2001          2000
                                                 -------      -------      -------       -------       -------
Net Asset Value, Beginning of Period             $  1.00      $  1.00      $  1.00       $  1.00       $  1.00
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.01         0.01         0.01          0.03          0.03
                                                 -------      -------      -------       -------       -------
  Total from Investment Activities                  0.01         0.01         0.01          0.03          0.03
DISTRIBUTIONS:
  Net Investment Income                           (0.01)       (0.01)       (0.01)        (0.03)        (0.03)
                                                 -------      -------      -------       -------       -------
  Total Distributions                             (0.01)       (0.01)       (0.01)        (0.03)        (0.03)
Net Asset Value, End of Period                   $  1.00      $  1.00      $  1.00       $  1.00       $  1.00
Total Return                                       0.72%        0.90%        1.40%         3.30%         3.40%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)           $   355      $   244      $   193       $   172       $   159
  Ratio of Expenses to Average Net Assets          0.32%        0.33%        0.36%         0.39%         0.39%
  Ratio of Net Investment Income to Average        0.72%        0.90%        1.42%         3.32%         3.49%
   Net Assets
  Ratio of Expenses to Average Net Assets*           (a)          (a)          (a)           (a)         0.44%
  Ratio of Net Investment Income (Loss) to           (a)          (a)          (a)           (a)         3.44%
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) There were no waivers or reimbursements during the period.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

July 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as separate investment portfolios of Tamarack. This annual report includes the following investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund") (formerly Great Hall Prime Money Market Fund)
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market Fund") (formerly Great Hall U.S. Government Money Market Fund)
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund") (formerly Great Hall Tax-Free Money Market Fund)
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund") (formerly Great Hall Institutional Prime Money Market Fund)
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund") (formerly Great Hall Institutional Tax-Free Money Market
  Fund)

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for the Tamarack Funds. The officers of the Tamarack Funds ("Fund Management") are also employees of Voyageur or its affiliates.

Under the Funds' organizational documents, the Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties related to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification by the Funds in certain situations. These situations may involve future, unknown claims made against the Funds. However, any risk of loss to the Funds which may arise from such claims is expected to be remote.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS:
Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount using the level yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITY VALUATION:
Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. In addition, the Funds do not invest in any unrated securities. Security transactions are accounted for on the date the security is bought or sold ("trade date"). Investment transactions are recorded on a trade date basis.

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, unless Tamarack's Pricing Committee determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In cases where a security price is unavailable from a pricing service, Tamarack has established procedures to estimate a security's fair value. This report presents information as of July 31, 2004.

FINANCIAL INSTRUMENTS:
WHEN-ISSUED TRANSACTIONS - The Funds may engage in when-issued (to be announced) transactions. The Funds would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers who are deemed creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The funds have procedures in place for all agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of a default. As of July 31, 2004, there were no repurchase agreements outstanding for any of the Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as audit or legal fees, are allocated among each of the funds either proportionately based upon each fund's net assets or using another reasonable basis such as equally across all funds, depending on the nature of the expense.

DISTRIBUTIONS TO SHAREHOLDERS:
The Funds pay out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                              Average Daily Net
                                               Assets of Fund       Annual Rate
                                               --------------       -----------
Prime Money Market Fund                      Up to $700 million        0.55%
                                             Next $500 million         0.50%
                                             Next $800 million         0.45%
                                             Over $2 billion           0.40%
U.S. Government Money Market Fund            Up to $100 million        0.50%
                                             Next $200 million         0.40%
                                             Over $300 million         0.35%
Tax-Free Money Money Market Fund                                       0.50%
Institutional Prime Money Market Fund                                  0.25%
Institutional Tax-Free Money Market Fund                               0.25%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses at 0.71% for the Prime Money Market and U.S. Government Money Market Funds and 0.62% for the Tax-Free Money Market Fund. This expense limitation agreement is in place until November 30, 2004. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Fund and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from the Prime Money Market

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Fund, U.S. Government Money Market Fund and Tax-Free Money Market Funds a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

The Prime Money Market Fund had adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, the Reserve Class paid an annual fee of 0.25% of average daily net assets of any outstanding shares which is accrued daily and paid monthly. Effective October 31, 2003, the Prime Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.

--------------------------------------------------------------------------------

4. FUND COMBINATION

At a special meeting of shareholders on April 8th, 2004, the shareholders of D.
L. Babson Money Market Fund, Inc. ("Babson Money Market Fund") approved an agreement and plan of reorganization regarding the combination of Babson Money Market Fund into Great Hall Prime Money Market Fund. Effective April 16, 2004, through a tax-free reorganization, Babson Money Market Fund transferred all of its assets to Great Hall Prime Money Market Fund, which also assumed all of the Babson Money Market Fund's liabilities. Voyageur paid the costs associated with the reorga nization. The shareholders of Babson Money Market Fund received one Investor Class share of Great Hall Prime Money Market Fund in exchange for one share of Babson Money Market Fund. The total value of the transaction was $26,912,011.

--------------------------------------------------------------------------------

5. REORGANIZATIONS

On November 24, 2003, the Board of Directors of Great Hall Investment Funds, Inc. approved an agreement and plan of reorganization regarding the reorganization of the Great Hall Funds (including Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund) as series of Tamarack. At a special meeting of shareholders on April 8, 2004, the shareholders of each Great Hall Fund approved the agreement and plan of reorganization. Effective April 16, 2004, pursuant to that agreement and plan of reorganization, each Great Hall Fund was reorganized, through a tax-free reorganization, as a separate series of Tamarack (Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund).

--------------------------------------------------------------------------------

6. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal year ended July 31, 2004 was as follows (amounts in thousands):

                               Distribution Paid From
                          --------------------------------
                              Net               Net                                                 Total
                           Investment        Long Term       Total Taxable       Tax Exempt      Distribution
                             Income        Capital Gains     Distributions     Distributions        Paid
                          -----------      ---------------   -------------     -------------     ------------
Prime Money
 Market Fund              $30,156,984                 $-       $30,156,984                $-      $30,156,984
U.S. Government
 Money Market
 Fund                       3,363,786                  -         3,363,786                 -        3,363,786
Tax-Free Money
 Money Market
 Fund                               -                  -                 -         3,528,064        3,528,064
Institutional Prime
 Money Market
 Fund                       3,987,661                  -         3,987,661                 -        3,987,661
Institutional Tax-Free
 Money Market
 Fund                               -                  -                 -         1,985,411        1,985,411

As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

                                             Undist.
                      Undist.                 Long-                                     Accum.                          Total
                       Tax       Taxable      Term                                    Capital and     Unrealized        Accum.
                      Exempt     Ordinary    Capital      Accum.         Dist.          Other       Appreciation/     Earnings/
                      Income      Income      Gains      Earnings       Payable         Losses      Depreciation      (Deficit)
                     --------   ----------  ---------   ----------    ------------    -----------   -------------     ----------
Prime Money
 Market Fund              $-    $4,317,365         $-   $4,317,365    $(4,158,933)           $-                $-      $158,432
U.S. Government
 Money Market
 Fund                      -       498,665          -      498,665       (461,165)            -                 -        37,500
Tax-Free Money
 Money Market
 Fund                429,876             -          -      429,876       (381,534)      (1,657)                 -        46,685
Institutional Prime
 Money Market
 Fund                      -       555,068          -      555,068       (525,107)     (23,333)                 -         6,628
Institutional
 Tax-Free Money
 Market Fund         240,471             -          -      240,471       (239,935)        (536)                 -             -

As of July 31, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:

                                              Capital Loss
                                              Carryforward     Expires
                                             --------------   --------
Tax-Free Money Market Fund                         $1,657        2008
Institutional Prime Money Market Fund              21,544        2010
                                                      279        2012
Institutional Tax-Free Money Market Fund              536        2010

As of July 31, 2004, the following Funds had deferred post-October losses to offset future net capital gains or net investment income, if any:

                                             Deferred
                                           Post-October
                                              Losses
                                          -------------
Institutional Prime Money Market Fund     $1,510

--------------------------------------------------------------------------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund
--------------------------------------------------------------------------------

JULY 31, 2004

  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
COMMERCIAL PAPER - 52.9%
ASSET BACKED - 14.5%
 30,000,000   Amsterdam Funding                               $  29,981,158
              Corp., 1.33%, 8/18/04
 54,000,000   Amsterdam Funding                                  53,918,100
              Corp., 1.40%, 9/9/04
 22,000,000   Amsterdam Funding                                  21,932,240
              Corp., 1.58%, 10/12/04
 30,000,000   CXC Inc.,                                          29,996,067
              1.18%, 8/5/04
 75,000,000   CXC Inc.,                                          74,943,625
              1.23%, 8/23/04
 50,000,000   CXC Inc.,                                          49,938,667
              1.38%, 9/2/04
 70,000,000   Delaware Funding                                   69,879,367
              Corp., 1.41%, 9/14/04
 72,964,000   Edison Asset                                       72,952,143
              Securitization,
              1.17%, 8/6/04
102,852,000   Edison Asset                                      102,661,437
              Securitization,
              1.45%, 9/16/04
 95,000,000   Falcon Asset                                       94,827,813
              Securitization,
              1.45%, 9/15/04
 80,000,000   Liberty Street Funding,                            79,906,667
              1.40%, 8/31/04
 45,423,000   Nieuw Amsterdam                                    45,112,408
              Receivables Corp.,
              1.81%, 12/15/04
 50,000,000   Preferred Receivables                              49,978,333
              Funding Corp.,
              1.30%, 8/13/04
 50,358,000   Preferred Receivables                              50,321,854
              Funding Corp.,
              1.31%, 8/20/04
 30,000,000   Preferred Receivables                              29,970,033
              Funding Corp.,
              1.24%, 8/30/04
 96,000,000   Receivables Capital                                95,890,960
              Corp., 1.41%, 8/30/04
 25,000,000   Windmill Funding                                   24,985,833
              Corp., 1.20%, 8/18/04
 45,000,000   Windmill Funding                                   44,957,188
              Corp., 1.37%, 8/26/04
 70,000,000   Windmill Funding                                   69,915,611
              Corp., 1.40%, 9/1/04
 50,000,000   Yorktown Capital Corp.,                            49,979,986
              1.31%, 8/12/04                                  -------------
                                                              1,142,049,491
                                                              -------------
BANKS - CANADA - 1.0%
 80,000,000   Toronto Dominion Bank,
              1.16%, 8/2/04                                      79,997,422
                                                              -------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
BANKS - DOMESTIC - 2.8%
 50,000,000   Amsouth Bank,                                   $  50,000,000
              1.29%, 9/20/04
 50,000,000   Amsouth Bank,                                      50,000,000
              1.49%, 9/24/04
100,000,000   Bank of America,                                  100,000,000
              1.21%, 8/25/04                                  -------------
 18,800,000   JP Morgan Chase,                                   18,789,347
              1.20%, 8/18/04
                                                                218,789,347
                                                              -------------
BANKS - FOREIGN - 12.1%
 80,000,000   ABN-AMRO,                                          79,958,044
              1.18%, 8/17/04
 70,000,000   Barclays Bank PLC,                                 69,854,906
              1.44%, 9/22/04
 90,000,000   Dexia Delaware LLC,                                89,806,275
              1.44%, 9/24/04
 50,000,000   ING Funding LLC,                                   49,927,417
              1.34%, 9/9/04
 17,700,000   ING Funding LLC,                                   17,669,345
              1.45%, 9/13/04
 75,000,000   ING Funding LLC,                                   74,771,875
              1.50%, 10/13/04
 50,000,000   ING Funding LLC,                                   49,834,250
              1.53%, 10/18/04
 82,000,000   Nationwide Building                                81,960,025
              Society, 1.17%, 8/16/04
 55,000,000   Northern Rock PLC,                                 54,949,217
              1.25%, 8/25/04
 11,600,000   Northern Rock PLC,                                 11,589,931
              1.25%, 8/26/04
 60,000,000   Northern Rock PLC,                                 59,798,550
              1.53%, 10/19/04
 80,000,000   Royal Bank of Scotland,                            80,000,000
              1.43%, 9/28/04
100,000,000   Royal Bank of Scotland,                            99,999,999
              1.49%, 10/8/04
 35,000,000   Scotiabank, Inc.,                                  34,911,333
              1.53%, 9/30/04
100,000,000   Societe Generale North                             99,845,556
              America,
              1.39%, 9/10/04
                                                                954,876,722
                                                              -------------
FINANCE - AUTOMOTIVE - 2.6%
 25,000,000   BMW US Capital LLC,                                24,978,757
              1.36%, 8/24/04
 90,000,000   Toyota Motor Credit                                89,876,975
              Corp., 1.33%, 9/7/04
 19,000,000   Toyota Motor Credit                                18,961,736
              Corp., 1.45%, 9/20/04
 70,000,000   Toyota Motor Credit                                69,740,514
              Corp., 1.57%, 10/25/04                          -------------
                                                                203,557,982
                                                              -------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
FINANCE - DIVERSIFIED - 8.4%
 90,000,000   Credit Suisse First                             $  90,000,000
              Boston, 1.47%, 9/21/04
 36,000,000   Credit Suisse First                                35,921,700
              Boston, 1.45%, 9/24/04
100,000,000   General Electric Capital                           99,938,501
              Corp., 1.23%, 8/19/04
 20,000,000   General Electric Capital                           19,964,644
              Corp., 1.48%, 9/13/04
 50,000,000   General Electric Capital                           49,864,583
              Corp., 1.11%, 10/5/04
 28,000,000   Goldman Sachs Group,                               27,972,296
              Inc., 1.37%, 8/27/04
 80,000,000   Household Finance                                  79,974,222
              Corp., 1.16%, 8/11/04
 80,000,000   Household Finance                                  79,937,644
              Corp., 1.22%, 8/24/04
 20,000,000   Household Finance                                  19,968,583
              Corp., 1.45%, 9/9/04
 80,000,000   Morgan Stanley,                                    80,000,000
              1.39%, 1/5/05, (b)
 80,000,000   Morgan Stanley,                                    80,000,000
              1.39%, 2/17/05, (b)
                                                                663,542,173
                                                              -------------
FINANCE - UTILITY - 1.5%
 30,000,000   National Rural Utilities                           29,997,833
              Cooperative Finance
              Corp., 1.30%, 8/3/04
 38,000,000   National Rural Utilities                           37,985,856
              Cooperative Finance
              Corp., 1.34%, 8/11/04
 50,000,000   National Rural Utilities                           49,950,889
              Cooperative Finance                             -------------
              Corp., 1.36%, 8/27/04
                                                                117,934,578
                                                              -------------
FOOD & BEVERAGE - 2.3%
 90,000,000   Alcon Capital Corp.,                               89,781,700
              1.48%, 9/29/04
 90,430,000   Nestle Capital Corp.,                              90,387,046
              1.14%, 8/16/04                                  -------------
                                                                180,168,746
                                                              -------------
HOUSEHOLD PRODUCTS - 2.1%
 31,900,000   Proctor & Gamble Co.,                              31,868,649
              1.22%, 8/30/04
 40,600,000   Proctor & Gamble Co.,                              40,558,047
              1.24%, 8/31/04
 46,600,000   Proctor & Gamble Co.,                              46,474,413
              1.47%, 10/6/04
 50,000,000   Proctor & Gamble Co.,                              49,847,917
              1.50%, 10/13/04                                 -------------
                                                                168,749,026
                                                              -------------


  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
INSURANCE - 1.7%
 50,000,000   Marsh & McLennan,                               $  49,909,375
              1.45%, 9/15/04
  3,870,000   New York Life Capital                               3,869,753
              Corp., 1.15%, 8/3/04
 80,000,000   Prudential Funding                                 79,698,044
              Corp., 1.58%, 10/26/04                          -------------
                                                                133,477,172
                                                              -------------
MANUFACTURING - 0.8%
 33,500,000   PACCAR Financial                                   33,487,158
              Corp., 1.15%, 8/13/04
 28,700,000   PACCAR Financial Corp.,                            28,637,466
              1.52%, 9/23/04                                  -------------
                                                                 62,124,624
                                                              -------------
OIL SERVICES - 1.2%
 46,000,000   Total Capital Corp.,                               45,932,993
              1.38%, 9/8/04
 45,000,000   Total Capital Corp.,                               44,925,825
              1.38%, 9/13/04                                  -------------
                                                                 90,858,818
                                                              -------------
PHARMACEUTICALS - 1.5%
 50,000,000   Abbott Laboratories,                               49,894,813
              Inc., 1.49%, 9/21/04
 60,000,000   Pfizer, Inc.,                                      59,984,400
              1.17%, 8/9/04
 10,000,000   Pfizer, Inc.,                                       9,993,244
              1.28%, 8/20/04                                  -------------
                                                                119,872,457
                                                              -------------
RETAIL - 0.4%
 30,000,000   Wal-Mart Stores, Inc.,                             29,956,933
              1.36%, 9/8/04                                   -------------

TOTAL COMMERCIAL PAPER                                        4,165,955,491
                                                              -------------
CERTIFICATES OF DEPOSIT - 27.0%
BANKS - CANADA - 3.6%
 70,000,000   Bank of Nova Scotia,                               70,000,000
              1.43%, 9/23/04
100,000,000   Canadian Imperial Bank,                           100,000,000
              1.39%, 9/13/04
 30,000,000   Canadian Imperial Bank,                            29,999,653
              1.38%, 1/24/05, (b)
 80,000,000   Toronto Dominion Bank,                             80,000,000
              1.515%, 10/6/04                                 -------------
                                                                279,999,653
                                                              -------------
BANKS - DOMESTIC - 14.1%
 30,000,000   Bank of New York,                                  30,000,566
              1.78%, 12/16/04

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
 35,000,000   Chase Manhattan Bank,                           $  35,000,000
              1.30%, 11/8/04, (b)
 80,000,000   Citibank, NA,                                      80,000,000
              1.54%, 10/25/04
 80,000,000   First Tennessee Bank,                              80,000,000
              1.32%, 8/13/04
 26,000,000   First Tennessee Bank,                              26,000,000
              1.33%, 8/24/04
 70,000,000   First Tennessee Bank,                              70,000,000
              1.40%, 9/10/04
 50,000,000   Marshall & Ilsley,                                 50,000,000
              1.21%, 8/23/04
 80,000,000   Regions Bank,                                      80,000,000
              1.13%, 8/10/04
 65,000,000   SouthTrust Bank, NA,                               65,000,000
              1.17%, 8/18/04
 37,300,000   SouthTrust Bank, NA,                               37,300,000
              1.24%, 8/25/04
 80,000,000   SouthTrust Bank, NA,                               80,000,000
              1.48%, 9/22/04
 95,000,000   US Bancorp,                                        95,016,959
              1.39%, 3/11/05, (b)
100,000,000   Washington Mutual                                 100,000,000
              Bank, 1.48%, 9/14/04
100,000,000   Washington Mutual                                 100,000,000
              Bank, 1.48%, 9/23/04
 50,000,000   Wells Fargo Bank,                                  50,000,000
              1.30%, 7/15/05, (b)
 31,200,000   World Savings Bank,                                31,199,706
              1.19%, 8/18/04
100,000,000   World Savings Bank,                                99,998,947
              1.22%, 8/20/04                                  -------------
                                                              1,109,516,178
                                                              -------------
BANKS - FOREIGN - 9.3%
100,000,000   Abbey National                                    100,000,000
              Treasury,
              1.43%, 9/27/04
100,000,000   Abbey National                                     99,990,107
              Treasury,
              1.34%, 11/19/04, (b)
 30,000,000   Barclays Bank PLC,                                 29,998,360
              1.28%, 11/8/04, (b)
 50,000,000   Barclays Bank PLC,                                 49,996,582
              1.29%, 12/3/04, (b)
 94,000,000   BNP Paribas,                                       94,000,000
              1.08%, 8/5/04
100,000,000   Deutsche Bank,                                    100,000,000
              1.17%, 8/12/04
 80,000,000   HBOS Treasury Services,                            80,000,000
              1.51%, 9/30/04
 80,000,000   Lloyds TSB Bank PLC,                               80,000,000
              1.07%, 8/4/04

  SHARES OR
  PRINCIPAL
    AMOUNT                                                       VALUE
---------------------------------------------------------------------------
100,000,000   UBS AG Stamford,                                $  99,995,490
              1.48%, 11/19/04                                 =============
                                                                733,980,539
                                                              -------------
TOTAL CERTIFICATES OF DEPOSIT                                 2,123,496,370
                                                              -------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 12.2%

FEDERAL HOME LOAN BANK - 3.2%
 41,000,000   1.25%, 10/20/04                                    40,993,135
 43,575,000   4.13%, 11/15/04                                    43,908,266
 45,000,000   1.47%, 2/28/05                                     45,000,000
 40,000,000   1.50%, 3/1/05                                      40,000,000
 80,000,000   1.55%, 5/6/05                                      80,000,000
                                                              -------------
                                                                249,901,401
                                                              -------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.4%
 72,130,000   1.14%, 8/6/04                                      72,118,579
 75,900,000   1.12%, 8/10/04                                     75,878,748
100,000,000   1.54%, 8/17/04                                     99,949,333
100,000,000   1.25%, 9/7/04                                      99,872,042
                                                              -------------
                                                                347,818,702
                                                              -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.6%
 70,000,000   1.21%, 8/9/04                                      69,981,178
 50,000,000   6.50%, 8/15/04                                     50,097,307
 70,000,000   1.36%, 9/8/04                                      69,899,511
 69,560,000   3.50%, 9/15/04                                     69,742,889
 20,000,000   1.53%, 10/20/04                                    19,932,000
 80,450,000   1.81%, 5/27/05                                     80,450,001
                                                              -------------
                                                                360,102,886
                                                              -------------
TOTAL U.S. GOVERNMENT                                           957,822,989
AGENCY OBLIGATIONS                                            =============

CORPORATE BONDS - 7.4%

FINANCE - AUTOMOTIVE - 2.7%
 50,000,000   American Express Credit                            50,026,336
              Corp., 1.39%,
              6/15/05, (b)
 70,000,000   American Express Credit                            70,000,000
              Corp., 1.45%,
              6/20/08, (b)
 40,000,000   American Honda                                     40,000,000
              Finance, 1.21%,
              11/19/04, (b)
 45,000,000   American Honda                                     45,029,430
              Finance, 1.55%,
              12/9/04, (b)
                                                                205,055,766
                                                              -------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)
--------------------------------------------------------------------------------


  SHARES OR
  PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
FINANCE - DIVERSIFIED - 2.5%
 37,520,000   Goldman Sachs Group,                           $   38,150,498
              Inc., 6.63%, 12/1/04
 20,000,000   Merrill Lynch & Co.,                               20,002,784
              1.36%, 12/6/04, (b)
 70,000,000   Merrill Lynch & Co.,                               70,000,000
              1.36%, 2/17/05, (b)
 30,000,000   Merrill Lynch & Co.,                               30,004,176
              Series B, 1.36%,
              12/6/04, (b)
 40,000,000   Morgan Stanley,                                    40,000,000
              1.43%, 8/15/05, (b)                            ==============

                                                                198,157,458
                                                             --------------

MANUFACTURING - 2.2%
100,000,000   Minnesota Mining &                                101,583,138
              Manufacturing,
              5.64%, 12/13/04
 75,000,000   PACCAR Financial                                   75,013,187
              Corp., 1.59%,
              9/20/04, (b)
                                                                176,596,325
                                                             --------------

TOTAL CORPORATE BONDS                                           579,809,549
                                                             --------------

INVESTMENT COMPANIES - 0.1%

MONEY MARKET ACCOUNT - 0.1%
  5,523,714   Wells Fargo Prime                                   5,523,714
              Investment Mmkt Fund                           ==============

TOTAL INVESTMENT COMPANIES                                        5,523,714
                                                             --------------

U.S. TREASURY NOTES - 0.1%

GOVERNMENT - DOMESTIC - 0.1%
    700,000   0.98%, 8/5/04                                         699,926
    495,000   0.95%, 8/12/04                                        494,856
    650,000   0.99%, 8/19/04                                        649,678
    650,000   0.96%, 8/26/04                                        649,567
    160,000   0.97%, 9/2/04                                         159,863
    675,000   0.98%, 9/9/04                                         674,287
    680,000   1.00%, 9/16/04                                        679,135
    375,000   1.00%, 9/30/04                                        374,375
                                                             --------------

TOTAL U.S. TREASURY NOTES                                         4,381,687
                                                             --------------

TOTAL INVESTMENTS                                             7,836,989,800
(Cost $7,836,989,800) (a) - 99.7%
Other assets in excess of                                        22,770,518
liabilities - 0.3%                                           ==============


NET ASSETS - 100.0%                                          $7,859,760,318
                                                             ==============


Percentages indicated are based on net assets of $7,859,760,318.
(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the actual maturity date.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund
--------------------------------------------------------------------------------

JULY 31, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 97.8%
FEDERAL FARM CREDIT BANK - 0.6%
  5,200,000     1.27%, 8/12/04                                 $  5,198,349
                                                               ------------
FEDERAL HOME LOAN BANK - 18.4%
 38,000,000     1.24%, 8/6/04                                    37,993,931
  1,900,000     1.24%, 8/13/04                                    1,899,215
 48,700,000     1.40%, 8/20/04                                   48,667,521
 33,000,000     1.34%, 8/27/04                                   32,968,063
  5,750,000     3.63%, 10/15/04                                   5,773,234
  8,700,000     4.13%, 11/15/04                                   8,767,232
 15,000,000     1.47%, 2/28/05                                   15,000,000
 20,000,000     1.55%, 5/4/05                                    20,000,000
                                                              -------------
                                                                171,069,196
                                                              -------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 38.6%
  9,050,000     1.28%, 8/2/04                                     9,049,721
 22,400,000     1.14%, 8/3/04                                    22,398,606
 26,272,000     1.17%, 8/12/04                                   26,262,849
 26,350,000     1.17%, 8/17/04                                   26,336,621
  9,000,000     1.27%, 8/23/04                                    8,993,015
 33,150,000     1.21%, 8/24/04                                   33,124,797
  6,500,000     1.36%, 8/26/04                                    6,493,997
 20,000,000     1.42%, 9/7/04                                    19,970,811
 44,000,000     1.41%, 9/14/04                                   43,924,173
 31,000,000     1.43%, 9/21/04                                   30,937,199
 20,000,000     1.39%, 9/24/04                                   19,958,300
 20,000,000     1.45%, 10/5/04                                   19,947,819
 46,025,000     1.51%, 10/12/04                                  45,886,925
 44,500,000     2.07%, 10/26/04                                  44,335,948
   812,000      1.75%, 5/15/05                                      809,956
                                                              -------------
                                                                358,430,737
                                                              -------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 40.2%
 36,200,000     6.50%, 8/15/04                                   36,273,227
 23,215,000     1.15%, 8/18/04                                   23,202,371
 25,085,000     1.13%, 8/20/04                                   25,070,040
 42,615,000     1.19%, 8/25/04                                   42,581,192
 19,000,000     1.41%, 9/1/04                                    18,976,931
 15,000,000     1.35%, 9/8/04                                    14,978,625
 13,000,000     3.50%, 9/15/04                                   13,034,441
 28,000,000     1.44%, 9/22/04                                   27,941,760
 52,000,000     1.48%, 10/6/04                                   51,861,766
 19,000,000     1.48%, 10/13/04                                  18,942,979
 14,000,000     1.51%, 10/15/04                                  13,955,958
 50,000,000     1.52%, 10/20/04                                  49,831,111
 33,000,000     1.59%, 10/27/04                                  32,873,995
  5,000,000     1.81%, 5/27/05                                    5,000,000
                                                              -------------
                                                                374,524,396
                                                              -------------
TOTAL U.S. GOVERNMENT AGENCY                                    909,222,678
OBLIGATION                                                    =============


   SHARES OR
   PRINCIPAL
    AMOUNT                                                        VALUE
---------------------------------------------------------------------------
COMMERCIAL PAPER - 2.5%
 22,890,000     Private Export Funding                         $ 22,888,652
                Corp., 0.00%, 8/3/04                          =============

TOTAL COMMERCIAL PAPER                                           22,888,652
                                                              -------------

INVESTMENT COMPANIES - 0.6%
  5,946,554     Wells Fargo                                       5,946,554
                Government
                Institutional Mmkt

TOTAL INVESTMENT COMPANIES                                        5,946,554
                                                              -------------

TOTAL INVESTMENTS                                               938,057,884
(Cost $938,057,884) (a) - 100.9%
Liabilities in excess of other assets -                          (8,737,256)
(0.9)%                                                        =============

NET ASSETS - 100.0%                                            $929,320,628
                                                              =============


Percentages indicated are based on net assets of $929,320,628.
(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the actual maturity date.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund
--------------------------------------------------------------------------------


JULY 31, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
MUNICIPAL BONDS - 92.0%
ALABAMA - 1.0%
   2,400,000    City of Birmingham,                              $2,400,000
                1.10%, 10/1/15,
                (AMBAC Insured) (b)
   2,050,000    Mobile GO, 0.00%,                                 2,038,814
                2/15/05, (MBIA Insured)
   3,265,000    Mobile Industrial                                 3,265,000
                Development Board
                Dock & Wharf Revenue,
                1.08%, 6/1/32,  (LOC
                Wachovia Bank) (b)
   2,345,000    University of Alabama                             2,345,000
                Revenue, 1.04%,
                9/1/31, (AMBAC
                Insured) (b)
                                                                 10,048,814
                                                                 ----------

ALASKA - 1.8%
   5,100,000    North Slope Boro,                                 5,024,618
                0.00%, 6/30/05, (FSA
                Insured)
  12,700,000    Valdez Marine Terminal                           12,700,000
                Revenue, 1.02%,
                12/1/33,  (b)
                                                                 17,724,618
                                                                 ----------

ARIZONA - 1.6%
  11,600,000    Apache County IDR,                               11,600,000
                1.13%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   1,110,000    Glendale Arizona IDR,                             1,110,000
                1.08%, 12/1/14, (LOC
                Wells Fargo Bank) (b)
   3,000,000    Phoenix IDA,                                      3,000,000
                1.09%, 10/1/29,
                (FHLMC Insured) (b)
                                                                 15,710,000
                                                                 ----------

CALIFORNIA - 7.8%
   1,085,000    City of Irvine Ranch                              1,085,000
                Water District,
                1.04%, 5/1/09, (LOC
                Bank of America) (b)
     800,000    City of Irvine Ranch                                800,000
                Water District,
                1.07%, 8/1/16, (LOC
                Landesbank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
     470,000    Irvine Improvement                               $  470,000
                Bond, 1.07%, 9/2/25,
                (LOC Bank of
                America) (b)
  23,200,000    Los Angeles Unified                              23,200,000
                School District (Belmont
                Learning Complex),
                1.05%, 12/1/17, (LOC
                Bank of New York) (b)
  15,500,000    Orange County                                    15,500,000
                Apartment
                Development Revenue
                (Bear Brand
                Apartments), 1.04%,
                11/1/07, (LOC Freddie
                Mac) (b)
  11,700,000    Orange County                                    11,700,000
                Development Revenue
                (seaside Meadow),
                1.04%, 8/1/08, (LOC
                Freddie Mac) (b)
   7,500,000    Southern California                               7,500,000
                Public Power,
                1.04%, 7/1/17,
                (AMBAC Insured) (b)
   8,245,000    State Department Water                            8,245,000
                Resource Revenue,
                1.05%, 5/1/22, (LOC
                Landesbank) (b)
   7,325,000    Statewide Communities                             7,325,000
                Development Authority
                Events (Motion Picture
                & TV), 1.05%, 3/1/31,
                (LOC BNP Paribas) (b)
   1,700,000    Statewide IDA,                                    1,700,000
                1.04%, 8/15/32,
                (AMBAC Insured) (b)
                                                                 77,525,000
                                                                 ----------

COLORADO - 3.6%
   3,400,000    Adams County IDR,                                 3,400,000
                1.08%, 11/1/08, (LOC
                Citigroup) (b)
   1,000,000    Aurora Centertech                                 1,000,000
                Metro District,
                1.30%, 12/1/28, (LOC
                Banque Nationale
                Paris) (b)
   1,430,000    Colorado Springs                                  1,430,000
                Revenue (Pikes Peak
                Mental Health),
                1.08%, 3/15/23, (LOC
                Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   3,900,000    Douglas County MFHR                              $3,900,000
                (Autumn Chase),
                1.08%, 12/1/29, (LOC
                Freddie Mac) (b)
   3,105,000    Interstate South Metro                            3,105,000
                District, 1.20%,
                11/1/13, (LOC Banque
                National de Paris) (b)
   1,120,000    Jefferson County                                  1,120,000
                Revenue, 1.08%,
                6/1/10, (LOC Wells
                Fargo Bank) (b)
   2,310,000    NBC Metropolitan                                  2,310,000
                District, 1.18%,
                12/1/30, (LOC U.S.
                Bank) (b)
   7,400,000    Pinery West Metro                                 7,400,000
                District, 1.20%,
                12/1/32, (LOC U.S.
                Bank) (b)
     300,000    State Educational &                                 300,000
                Cultural Facilites
                Authority (Regis Jesuit
                High School), 1.08%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,505,000    State Educational &                               1,505,000
                Cultural Facilities
                Authority (Rocky
                Mountain Shambhala
                Center), 1.08%, 1/1/21,
                (LOC Wells Fargo
                Bank) (b)
   1,250,000    State Health Facilities                           1,250,000
                Authority Revenue
                (Arapahoe House
                Project), 1.15%, 4/1/24,
                (LOC Wells Fargo) (b)
   4,600,000    State Health Facilities                           4,600,000
                Authority Revenue
                (Exempla),
                1.04%, 1/1/33, (LOC
                U.S. Bank) (b)
   2,047,000    State Health Facilities                           2,047,000
                Authority Revenue
                (North Colorado
                Medical Center),
                1.04%, 5/15/20, (MBIA
                Insured) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
     730,000    State Health Facilities                          $  730,000
                Authority Revenue (The
                Visiting Nurse Corp.),
                1.13%, 7/1/22, (LOC
                Wells Fargo Bank) (b)
   2,290,000    Willow Trace Metro                                2,290,000
                District, 1.55%,
                12/1/31, (LOC U.S.
                Bank) (b)
                                                                 36,387,000
                                                                 ----------

DISTRICT OF COLUMBIA - 0.9%
   4,145,000    District Revenue Pooled                           4,145,000
                Loan, 1.08%, 1/1/29,
                (LOC Bank of
                America) (b)
   4,400,000    Series D GO,                                      4,400,000
                1.09%, 6/1/31, (MBIA
                Insured) (b)
                                                                  8,545,000
                                                                 ----------

FLORIDA - 7.4%
   5,300,000    Alachua County Health                             5,300,000
                Facilities Authority,
                1.03%, 12/1/26, (MBIA
                Insured) (b)
   9,200,000    Brevard County                                    9,200,000
                Educational Facilities
                Authority, 1.08%,
                7/1/32, (LOC Bank of
                America) (b)
   6,100,000    Collier County Health                             6,100,000
                Facilities Authority (The
                Moorings Inc.), 1.08%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   3,600,000    Dade County Water &                               3,600,000
                Sewer Systems
                Revenue, 1.05%,
                10/5/22, (FGIC
                Insured) (b)
   1,655,000    Hollywood Water &                                 1,657,884
                Sewer Revenue,
                2.00%, 10/1/04, (FSA
                Insured)
   3,270,000    Housing Finance                                   3,270,000
                Agency, 1.03%, 7/1/07,
                (LOC Freddie Mac) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   4,235,000    Jacksonville Health                              $4,235,000
                Facilities Authority
                Hospital Revenue,
                1.04%, 8/15/19, (MBIA
                Insured) (b)
     430,000    Miami Health Facilities                             430,000
                Authority Revenue
                (Mercy Hospital),
                1.08%, 8/1/20, (LOC
                Nationsbank) (b)
     300,000    Orange County School                                300,000
                Board, 1.10%, 8/1/25,
                (AMBAC Insured) (b)
   3,500,000    Palm Beach County                                 3,500,000
                Housing Finance
                Authority,
                1.08%, 11/1/07, (LOC
                Credit Suisse First
                Boston) (b)
   4,000,000    St. Johns County                                  4,000,000
                Housing Finance
                Authority, 1.08%,
                2/15/28, (LOC
                FNMA) (b)
   2,670,000    St. Johns County IDA                              2,670,000
                Health Care (Glenmore
                St. John's), 1.08%,
                1/1/07, (LOC LaSalle
                Bank) (b)
   2,760,000    State Housing Financial                           2,760,000
                Agency, 1.03%,
                12/1/05, (FHLMC
                Insured) (b)
  22,525,000    University of South                              22,525,000
                Florida, 1.06%,
                10/1/33, (LOC Wachovia
                Bank) (b)
   5,000,000    West Orange Health                                5,000,000
                District Revenue,
                1.09%, 2/1/22, (LOC
                Suntrust Bank) (b)
                                                                 74,547,884
                                                                 ----------

GEORGIA - 6.4%
   5,800,000    Clayton County MFHR                               5,800,000
                (BS Partners),
                1.08%, 9/1/26, (LOC
                Fannie Mae) (b)
   1,000,000    DeKalb County                                     1,000,000
                Development Authority
                Revenue, 1.08%,
                6/1/20, (LOC Wachovia
                Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   6,475,000    DeKalb County Housing                            $6,475,000
                Authority Revenue,
                1.08%, 1/1/34, (LOC
                FHLMC) (b)
   1,500,000    DeKalb Private Hospital                           1,500,000
                Authority (Children's
                Health Care Project),
                1.08%, 12/1/17, (LOC
                Suntrust Bank) (b)
   2,100,000    DeKalb Private Hospital                           2,100,000
                Authority (Children's
                Health Care Project),
                1.08%, 12/1/28, (LOC
                Suntrust Bank) (b)
   2,100,000    DeKalb Private Hospital                           2,100,000
                Authority (Egleston
                Childrens Hospital),
                1.08%, 3/1/24, (LOC
                Suntrust Bank) (b)
   6,000,000    Downtown Savannah                                 6,000,000
                Authority Revenue,
                1.08%, 10/1/07, (LOC
                Wachovia Bank) (b)
   5,000,000    Fulco Hospital Authority                          5,000,000
                Revenue, 1.08%,
                9/1/17, (LOC Wachovia
                Bank) (b)
   9,625,000    Marietta Housing                                  9,625,000
                Authority Revenue,
                1.08%, 7/1/24, (LOC
                FNMA) (b)
   5,300,000    Marietta MFHR,                                    5,300,000
                1.08%, 5/15/07, (FNMA
                Collateralized) (b)
   3,345,000    Metropolitan Atlanta                              3,345,000
                Rapid Transit Authority,
                1.08%, 7/1/25, (LOC
                Bayerische
                Landesbank) (b)
   5,000,000    Milledgeville-Baldwin                             5,015,330
                County Revenue
                Authority, 5.00%,
                9/1/32, (LOC First Union
                National Bank)
   4,000,000    State Municipal Electric                          4,000,000
                Authority, 1.06%,
                1/1/16, (FSA Insured)
   7,175,000    State Municipal Electric                          7,175,000
                Authority, 1.08%,
                1/1/20, (LOC Bayerishe
                Landesbank) (b)
                                                                 64,435,330
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont. )
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
IDAHO - 0.7%
   1,900,000    State Health Facilities                          $1,900,000
                Revenue (St. Luke's
                Medical Center),
                1.10%, 5/1/22, (LOC
                Harris Trust & Savings
                Bank) (b)
   1,110,000    State Health Facilities                           1,110,000
                Revenue (St. Luke's
                Medical Center),
                1.12%, 7/1/30, (FSA
                Insured) (b)
   3,595,000    State Healthcare                                  3,595,000
                Systems, 1.08%,
                12/1/21, (LOC Wells
                Fargo Bank) (b)
                                                                  6,605,000
                                                                 ----------

ILLINOIS - 5.9%
   9,025,000    City of Elmhurst                                  9,024,999
                Revenue, 1.09%,
                7/1/18, (LOC Dexia
                Credit Local) (b)
   4,700,000    Galesburg Revenue                                 4,700,000
                (Knox College),
                1.17%, 3/1/31, (LOC
                LaSalle Bank) (b)
   4,100,000    Jackson Union                                     4,100,000
                Counties, 1.07%,
                4/1/24, (LOC Wachovia
                Bank) (b)
   4,000,000    State Development                                 4,000,000
                Finance Authority PCR,
                1.08%, 9/1/08, (LOC
                Bank One) (b)
   1,100,000    State Development                                 1,100,000
                Finance Authority PCR,
                1.10%, 11/1/12, (b)
   3,800,000    State Development                                 3,800,000
                Finance Authority
                Revenue, 1.05%,
                5/1/28, (MBIA
                Insured) (b)
   2,970,000    State Health Facilities                           2,970,000
                Authority Revenue,
                5.50%, 8/1/04,
                (AMBAC Insured)
   1,000,000    State Health Facilities                           1,002,241
                Authority Revenue,
                2.00%, 12/1/04, (FSA
                Insured)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   3,570,000    State Health Facilities                          $3,570,000
                Authority Revenue,
                1.05%, 7/1/24, (MBIA
                Insured) (b)
   6,300,000    State Health Facilities                           6,300,000
                Authority Revenue,
                1.09%, 5/15/29, (LOC
                FSA) (b)
   2,900,000    State Health Facilities                           2,900,000
                Authority Revenue,
                1.08%, 3/1/31, (LOC
                Firstar Bank) (b)
   8,500,000    State Toll Highway                                8,500,000
                Authority Revenue,
                1.05%, 1/1/10, (MBIA
                Insured) (b)
   3,500,000    State Toll Highway                                3,500,000
                Authority Revenue,
                1.12%, 1/1/17, (FSA
                Insured) (b)
   3,335,000    University Of Illinois                            3,338,723
                Certificate,
                4.00%, 8/15/04,
                (AMBAC Insured)
                                                                 58,805,963
                                                                 ----------

INDIANA - 0.5%
   1,255,000    Lake County Building                              1,255,000
                Corp., 5.00%, 8/1/04,
                (MBIA Insured)
   1,205,000    State Health Facilities                           1,205,000
                Finance Authority
                (Capital Access
                Designated Pool),
                1.07%, 4/1/12, (LOC
                Comerica Bank) (b)
   2,110,000    State Health Facilities                           2,110,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 1.08%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
     200,000    State Health Facilities                             200,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.07%, 1/1/12, (LOC
                Comerica Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
     190,000    State Health Facilities                          $  190,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.07%, 1/1/16, (LOC
                Comerica Bank) (b)
     350,000    State Health Facilities                             350,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 1.08%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
                                                                  5,310,000
                                                                 ----------

IOWA - 5.4%
   1,400,000    Hills Healthcare                                  1,400,000
                Revenue, 1.10%,
                8/1/32, (LOC U.S.
                Bank) (b)
   6,600,000    Iowa Higher Education,                            6,600,000
                1.08%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
     915,000    Iowa Higher Education,                              915,000
                1.10%, 11/1/30, (LOC
                Lasalle Bank) (b)
   3,690,000    State Finance Authority                           3,690,000
                Revenue (Diocese of
                Sioux City Project),
                1.08%, 3/1/19, (LOC
                Wells Fargo Bank) (b)
   2,480,000    State Finance Authority                           2,480,000
                Revenue (Mississippi
                Valley Regional Blood
                Center), 1.08%, 2/1/23,
                (LOC Wells Fargo
                Bank) (b)
   1,500,000    State Finance Authority                           1,500,000
                Revenue (Private
                Colleges), 1.10%,
                7/1/24, (LOC Wells
                Fargo) (b)
   3,370,000    State Finance Authority                           3,370,000
                Revenue (Putnam
                Museum of History),
                1.08%, 5/1/12, (LOC
                Wells Fargo Bank) (b)
   2,600,000    State Finance Authority                           2,600,000
                Revenue (Small Business
                Development),
                1.08%, 11/1/15, (LOC
                I.E. Dupont) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   2,685,000    State Finance Authority                          $2,685,000
                Revenue (YMCA &
                Rehabilitation Center),
                1.13%, 4/1/25, (LOC
                Bank of America) (b)
   8,335,000    State Higher Education                            8,335,000
                Authority Revenue
                (Palmer Chiropractic),
                1.11%, 4/1/27, (LOC
                LaSalle Bank) (b)
  14,220,000    State School                                     14,399,940
                Corporations,
                3.00%, 6/30/05, (FSA
                Insured)
   2,400,000    Webster County                                    2,400,000
                Education Facilities
                Revenue, 1.08%,
                7/1/20, (LOC Wells
                Fargo Bank) (b)
   3,910,000    Woodbury County                                   3,910,000
                (Siouxland Regional
                Cancer Center),
                1.08%, 12/1/14, (LOC
                Wells Fargo Bank) (b)
                                                                 54,284,940
                                                                 ----------

KENTUCKY - 0.5%
   5,305,000    Breckinridge County                               5,305,000
                Lease Program Revenue,
                1.08%, 12/1/29, (LOC
                U.S. Bank) (b)

LOUISIANA - 1.0%
     500,000    East Baton Rouge PCR,                               500,000
                1.02%, 11/1/19, (b)
   2,800,000    Lake Charles Harbor &                             2,800,000
                Revenue (Conoco Inc.),
                1.09%, 9/1/29, (LOC
                Bank One) (b)
   1,950,000    South Louisana Port                               1,950,000
                Commission (Marine
                Terminal), 1.09%,
                7/1/21, (LOC Bayerische
                Landesbank) (b)
   4,105,000    State Offshore Terminal                           4,105,000
                Authority Deepwater
                Port Revenue (Loop LLC
                Project), 1.08%,
                10/1/19, (LOC Bank
                One) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
     600,000    State Public Facilities                          $  600,000
                Authority, 1.07%,
                12/1/15, (LOC Bank of
                America) (b)
                                                                  9,955,000
                                                                 ----------

MAINE - 1.1%
   3,475,000    State Health & Higher                             3,475,000
                Education (Bowdoin
                College), 1.07%,
                7/1/25, (LOC State
                Street Bank) (b)
   7,000,000    State Tax Anticipation                            7,088,629
                                                                 ==========
                Notes, 3.00%, 6/30/05
                                                                 10,563,629
                                                                 ----------

MARYLAND - 1.6%
  13,050,000    Montgomery County                                13,050,000
                Housing Opportunities
                MFHR(Oakwood Apts),
                1.08%, 11/1/07, (LOC
                FHLMC) (b)
   3,000,000    State Health & Higher                             3,000,000
                Education Facilities,
                1.08%, 4/1/35, (LOC
                First National Bank) (b)
                                                                 16,050,000
                                                                 ----------

MASSACHUSETTS - 2.8%
   2,150,000    State Health &                                    2,150,000
                Educational Facilities
                Authority Revenue,
                1.02%, 10/1/27, (MBIA
                Insured) (b)
     600,000    State Health &                                      600,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 1.05%,
                1/1/19, (MBIA
                Insured) (b)
   3,000,000    State Health &                                    3,000,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 1.04%,
                12/1/29, (LOC State
                Street B&T) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   1,200,000    State Health &                                   $1,200,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 1.07%,
                1/1/35, (MBIA
                Insured) (b)
  18,965,000    State Water Resource                             18,965,000
                Authority, 1.05%,
                8/1/23, (FGIC
                Insured) (b)
   2,600,000    State Water Resource                              2,600,000
                Authority, 1.09%,
                11/1/26, (FGIC
                Insured) (b)
                                                                 28,515,000
                                                                 ----------

MICHIGAN - 3.0%
   7,200,000    City of Detroit Sewer                             7,200,000
                Disposal Revenue,
                1.01%, 7/1/23, (MBIA
                Insured) (b)
   1,805,000    City of Detroit Sewer                             1,805,000
                Disposal Revenue,
                1.09%, 7/1/29, (MBIA
                Insured) (b)
   1,200,000    Eastern Michigan                                  1,200,000
                University, 1.10%,
                6/1/27, (FGIC
                Insured) (b)
     355,000    Ingham County                                       355,000
                Economic Development
                (Martin Luther),
                1.15%, 4/1/22, (LOC
                Bank One) (b)
   6,400,000    State Anticipation                                6,400,000
                Notes, 1.08%, 9/15/08,
                (FSA Insured) (b)
   1,680,000    State Housing                                     1,680,000
                Development Authority
                (Rental Housing),
                1.07%, 4/1/24, (MBIA
                Insured) (b)
   3,100,000    State Strategic Fund                              3,100,000
                (Clark Retirement),
                1.07%, 6/1/31, (LOC
                Fifth Third Bank) (b)
   8,735,000    University of Michigan                            8,735,000
                Revenue, 1.08%,
                4/1/32, (b)
                                                                 30,475,000
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
MINNESOTA - 5.3%
     146,000    Arden Hills Housing &                              $146,000
                Healthcare Facilities
                Revenue, 1.15%,
                9/1/29, (LOC U.S.
                Bank) (b)
     200,000    City of Cohasset (Power                             200,000
                & Light Project),
                1.10%, 12/1/07, (LOC
                ABN AMRO Bank) (b)
   2,170,000    City of Maple Grove                               2,170,000
                MFHR, 1.03%, 11/1/31,
                (LOC Wells Fargo
                Bank) (b)
   7,570,000    City of Minneapolis                               7,570,000
                MFHR, 1.03%, 12/1/27,
                (LOC Wells Fargo
                Bank) (b)
   7,145,000    City of Minneapolis                               7,145,000
                Nursing Home Revenue,
                1.03%, 12/1/27, (LOC
                Wells Fargo Bank) (b)
   1,500,000    Mendota Heights                                   1,500,000
                Housing Mortgage
                Revenue, 1.03%,
                11/1/31, (LOC Wells
                Fargo Bank) (b)
     940,000    Minneapolis Revenue                                 940,000
                (Catholic Charities
                Projects), 1.07%,
                11/1/16, (LOC Wells
                Fargo Bank) (b)
   8,000,000    St. Cloud Infrastructure                          8,000,000
                Management,
                1.03%, 2/1/15, (LOC
                Wells Fargo) (b)
   2,340,000    St. Paul Housing &                                2,340,000
                Redevelopment
                Authority Revenue
                (Science Museum
                Project), 1.11%, 5/1/27,
                (LOC First Interstate
                Bank) (b)
   2,800,000    State Higher Education                            2,800,000
                Facilities Authority
                (William Mitchel),
                1.08%, 10/1/33, (LOC
                U.S. Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
     820,000    State Higher Education                             $820,000
                Facilities Authority
                Revenue (Olaf College),
                1.10%, 10/1/20, (LOC
                Harris Trust & Savings
                Bank) (b)
  20,000,000    State School Districts                           20,011,276
                Tax & Aid, 1.75%,
                8/27/04, (LOC SD Credit
                Program) (b) $
                                                                 53,642,276
                                                                 ----------

MISSISSIPPI - 0.1%
     600,000    Jackson County PCR,                                 600,000
                                                                 ==========
                1.10%, 6/1/23, (b)

MISSOURI - 0.5%
   2,000,000    St. Charles County IDA,                           2,000,000
                1.03%, 2/1/29, (LOC
                FNMA) (b)
   1,595,000    State Health &                                    1,595,000
                Educational Facilities
                Authority, 1.10%,
                6/1/26, (LOC Bank of
                America) (b)
   1,200,000    State Health &                                    1,200,000
                Educational Facilities
                Authority, 1.10%,
                11/1/32, (LOC Bank of
                America) (b)
                                                                  4,795,000
                                                                 ----------

NEBRASKA - 0.4%
   3,975,000    Scotts Bluff County                               3,975,000
                Hospital Authority
                Revenue, 1.11%,
                12/1/31, (LOC
                GNMA) (b)
     300,000    State Education Finance                             300,000
                Authority Revenue,
                1.10%, 3/1/33, (LOC
                U.S. Bancorp) (b)
                                                                  4,275,000
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
NEVADA - 0.9%
   1,100,000    Clark County Airport                             $1,100,000
                Revenue, 1.05%,
                7/1/25, (LOC
                Westdeutsche
                Landesbank) (b)
   7,700,000    Clark County Airport                              7,700,000
                Revenue, 1.05%,
                7/1/29, (LOC Bayerische
                Landesbank) (b)
                                                                  8,800,000
                                                                 ----------

NEW HAMPSHIRE - 0.3%
     985,000    State Health &                                      985,000
                Education Facilities
                Revenue, 1.09%,
                7/1/21, (LOC JP Morgan
                Chase) (b)
   2,000,000    State Health &                                    2,000,000
                Education Facilities
                Revenue, 1.08%,
                8/1/31, (LOC FSA) (b)
                                                                  2,985,000
                                                                 ----------

NEW JERSEY - 1.1%
     300,000    City of Gloucester                                  300,000
                Industrial PCR,
                0.98%, 1/1/22, (b)
  10,400,000    Morris Hall Economic                             10,400,000
                Development,
                1.02%, 4/1/27, (LOC
                Wachovia Bank) (b)
     305,000    State Economic                                      305,000
                Development Authority
                Revenue, 1.03%,
                1/15/18, (LOC
                Citibank) (b)
                                                                 11,005,000
                                                                 ----------

NEW YORK - 6.1%
   2,100,000    Jay Street Development                            2,100,000
                Corporation State
                Courts Facilities Lease
                Revenue, 1.04%,
                5/1/20, (LOC
                Landesbank Hessen) (b)
   5,700,000    Jay Street Development                            5,700,000
                Corporation State
                Courts Facilities Lease
                Revenue, 1.07%,
                5/1/21, (LOC Toronto
                Dominion Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   8,100,000    Metropolitan                                     $8,100,000
                Transportation
                Authority, 1.04%,
                11/1/26, (b)
  10,300,000    Metropolitan                                     10,300,000
                Transportation
                Authority, 1.04%,
                11/1/26, (AMBAC
                Insured) (b)
     300,000    New York City GO,                                   300,000
                1.07%, 8/15/04, (MBIA
                Insured) (b)
   1,400,000    New York City GO,                                 1,400,000
                1.08%, 8/15/09, (MBIA
                Insured) (b)
   1,000,000    New York City GO,                                 1,000,000
                1.10%, 8/1/14, (MBIA
                Insured) (b)
     500,000    New York City GO,                                   500,000
                1.07%, 8/1/17, (LOC
                Morgan Guaranty
                Trust) (b)
   1,050,000    New York City GO,                                 1,050,000
                1.08%, 8/15/19, (LOC
                Morgan Guaranty
                Trust) (b)
     940,000    New York City GO,                                   940,000
                1.08%, 8/1/21, (LOC JP
                Morgan Chase Bank) (b)
   1,000,000    New York City GO,                                 1,000,000
                1.08%, 8/15/21, (LOC
                Morgan Trust) (b)
   1,685,000    New York City                                     1,685,000
                Municipal Water
                Finance Authority
                Revenue, 1.07%,
                6/15/23, (FGIC
                Insured) (b)
   3,500,000    State Energy Research &                           3,500,000
                Development Authority
                PCR, 1.04%, 10/1/14,
                (FGIC Insured) (b)
  15,600,000    State Local Government                           15,600,000
                Assistance Program,
                1.04%, 4/1/25, (LOC
                Bank of Nova Scotia) (b)
   8,000,000    Triborough Bridge &                               8,000,000
                Tunnel Authority,
                0.99%, 1/1/32,
                (AMBAC Insured) (b)
                                                                 61,175,000
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
NORTH CAROLINA - 1.1%
   2,300,000    City of Greensboro                               $2,300,000
                Enterprise System
                Revenue, 1.07%,
                6/1/24, (b)
   2,165,000    State Educational                                 2,165,000
                Facilities Agency
                Revenue, 1.08%,
                1/1/19, (LOC Bank of
                America) (b)
   3,100,000    State Medical Care                                3,100,000
                Commission Revenue,
                1.09%, 10/1/16, (LOC
                Wachovia Bank) (b)
   3,700,000    State Medical Care                                3,700,000
                Commission Revenue,
                1.05%, 11/1/32, (LOC
                Suntrust Bank) (b)
                                                                 11,265,000
                                                                 ----------

NORTH DAKOTA - 0.2%
   1,575,000    Ward County Health                                1,575,000
                Care Facilities Revenue
                (Trinity Group),
                1.15%, 7/1/29, (LOC
                U.S. Bank) (b)

OHIO - 1.2%
   2,665,000    Franklin County                                   2,665,000
                Hospital Revenue
                (OhioHealth),
                1.08%, 12/1/28, (LOC
                National City Bank) (b)
   9,639,000    Warren County Health                              9,639,000
                Care Facilities Revenue
                (Otterbein Homes
                Project), 1.12%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)
                                                                 12,304,000
                                                                 ----------

OREGON - 0.9%
   5,415,000    State Health &                                    5,415,000
                Education Revenue,
                1.04%, 12/1/15, (LOC
                U.S. Bank) (b)
   4,000,000    Tri-County Metropolitan                           4,000,000
                Transportation District,
                1.09%, 12/1/21, (LOC
                Bayerische
                Landesbank) (b)
                                                                  9,415,000
                                                                 ----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
PENNSYLVANIA - 1.4%
   2,500,000    Delaware Valley Finance                          $2,500,000
                Authority,
                1.08%, 12/1/20, (LOC
                Toronto Dominion) (b)
     400,000    Emmaus General                                      400,000
                Authority Revenue,
                1.11%, 3/1/24, (LOC
                Goldman Sachs) (b)
  10,300,000    Montgomery County                                10,300,000
                Redevelopment
                Authority,
                1.07%, 8/15/31, (LOC
                FNMA) (b)
     485,000    Schuykill County IDA,                               485,000
                1.10%, 12/1/22, (LOC
                Dexia Group) (b)
                                                                 13,685,000
                                                                 ----------

RHODE ISLAND - 0.4%
   4,350,000    State Health &                                    4,350,000
                Education Building
                Corporation, 1.07%,
                7/1/31, (LOC Bank of
                New York) (b)

SOUTH CAROLINA - 1.7%
   2,800,000    Florence County                                   2,800,000
                Hospital Revenue
                (McLeod Regional
                Medical Center),
                1.09%, 11/1/15, (FGIC
                Insured) (b)
   4,200,000    State Job Development                             4,200,000
                Authority (Catholic
                Diocese), 1.13%,
                9/1/18, (LOC Bank of
                America) (b)
   1,090,000    State Job Development                             1,090,000
                Authority (Orangeburg
                Regional Medical
                Center), 1.05%,
                2/15/28, (AMBAC
                Insured) (b)
   8,600,000    State MFHR (Charleston                            8,600,000
                Rental Housing),
                1.08%, 8/1/31, (FHLMC
                Insured) (b)
                                                                 16,690,000
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
SOUTH DAKOTA - 0.3%
   2,810,000    Lower Brule Sioux Tribe,                         $2,810,000
                1.08%, 12/1/11, (LOC
                Wells Fargo Bank) (b)

TENNESSEE - 1.5%
   4,190,000    Clarksville Public                                4,190,000
                Building Authority
                Revenue, 1.08%,
                11/1/27, (LOC Bank of
                America) (b)
   1,100,000    Hamilton County IDR                               1,100,000
                (Aquarium), 1.08%,
                3/1/15, (LOC Bank of
                America) (b)
   6,500,000    Jackson Energy                                    6,500,000
                Authority Wastewater
                Systems Revenue,
                1.08%, 12/1/22, (FSA
                Insured) (b)
   3,610,000    Metropolitan                                      3,610,000
                Government Nashville &
                Davidson Count,
                1.08%, 8/1/18, (LOC
                Bank of America) (b)
                                                                 15,400,000
                                                                 ----------

TEXAS - 6.9%
   1,050,000    Austin County Industrial                          1,050,000
                Development
                Corporation, 1.08%,
                12/1/14, (LOC Bank
                One) (b)
   1,500,000    Austin Public                                     1,506,070
                Improvements,
                5.875%, 9/1/12, (b)
   2,300,000    Bexar County Housing                              2,300,000
                Financial Authority,
                1.09%, 9/15/26, (LOC
                FNMA) (b)
   2,785,000    City of Brownsville                               2,785,000
                Utility Systems Revenue,
                1.04%, 9/1/27, (LOC
                MBIA) (b)
   5,000,000    City of Dallas Regulated                          5,055,611
                Apartment Revenue,
                5.50%, 11/1/04, (MBIA
                Insured)
   8,065,000    Gulf Coast IDA,                                   8,065,000
                1.25%, 6/1/25, (LOC BP
                Amoco) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   3,000,000    Gulf Coast Waste                                 $3,000,000
                Disposal Authority,
                0.95%, 3/1/09, (LOC BP
                Amoco) (b)
   3,300,000    Harris County Health                              3,300,000
                Facilities Authority
                Revenue, 1.22%,
                10/13/04, (MBIA
                Insured) (b)
     975,000    Harris County Health                                975,000
                Facilities Authority
                Revenue, 1.11%,
                10/1/29, (MBIA
                Insured) (b)
   2,000,000    San Antonio Health                                2,000,000
                Facilities Authority
                Revenue (Clinical
                Foundation Project),
                1.08%, 6/1/20, (LOC
                Wells Fargo Bank) (b)
   1,100,000    Splendora Higher                                  1,100,000
                Education Facilities
                Revenue, 1.08%,
                12/1/26, (LOC Wells
                Fargo) (b)
   6,700,000    State Public Finance                              6,654,553
                Authority Revenue,
                0.00%, 2/1/05, (MBIA
                Insured)
   1,615,000    State Public Finance                              1,627,880
                Authority Revenue,
                5.75%, 10/1/11, (MBIA
                Insured)
  25,300,000    State Tax & Revenue                              25,318,469
                Anticipation Notes,
                2.00%, 8/31/04
   4,000,000    Tarrant County Housing                            4,000,000
                Finance Corp. Revenue,
                1.08%, 2/15/28, (FNMA
                Insured) (b)
                                                                 68,737,583
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
UTAH - 1.8%
   3,500,000    Intermountain Power                              $3,500,000
                Agency Power Supply
                Revenue, 1.05%,
                7/1/18, (AMBAC
                Insured) (b)
   2,505,000    Provo Municipal                                   2,505,000
                Building Authority
                Lease, 1.08%, 5/1/12,
                (LOC Wells Fargo
                Bank) (b)
  12,545,000    Salt Lake City Revenue,                          12,545,000
                1.08%, 12/1/21, (LOC
                Wells Fargo) (b)
                                                                 18,550,000
                                                                 ----------

VIRGINIA - 1.0%
   3,170,000    Alexandria IDA (Pooled                            3,170,000
                Loan Project),
                1.08%, 7/1/26, (LOC
                Bank of America) (b)
   2,390,000    Hampton                                           2,390,000
                Redevelopment &
                Housing Authority
                MFHR (Shoreline
                Apartments Project),
                1.08%, 12/1/19,
                (FHLMC Insured) (b)
   2,000,000    Harrisonburg                                      2,000,000
                Redevelopment &
                Housing Authority
                MFHR (Misty Ridge
                Project), 1.10%, 3/1/16,
                (LOC Bank One) (b)
   1,380,000    Louisa County IDA,                                1,380,000
                1.08%, 1/1/20, (LOC
                Bank of America) (b)
   1,000,000    Peninsula Ports                                   1,000,000
                Authority Coalition
                Term Revenue
                (Dominion Term
                Project), 1.08%, 7/1/16,
                (LOC Citibank) (b)
                                                                  9,940,000
                                                                 ----------

WASHINGTON - 3.7%
   4,700,000    Seattle Water System                              4,700,000
                Revenue, 1.00%,
                9/1/25, (LOC Bayerische
                Landesbank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
   6,000,000    Snohomish County                                 $6,000,000
                Public Utility,
                1.07%, 12/1/19, (FSA
                Insured) (b)
   1,000,000    State Housing &                                   1,000,000
                Finance Commission
                (Overlake School
                Project), 1.08%,
                10/1/29, (LOC Wells
                Fargo Bank) (b)
   4,700,000    State Housing &                                   4,700,000
                Finance Commission
                (Evergreen School
                Project), 1.08%, 7/1/28,
                (LOC Wells Fargo
                Bank) (b)
   3,500,000    State Housing &                                   3,500,000
                Finance Commission
                (Pioneer Human
                Services), 1.14%,
                8/1/19, (LOC U.S.
                Bank) (b)
   1,100,000    State Housing &                                   1,100,000
                Finance Commission
                (Riverview Retirement
                Project), 1.12%, 7/1/22,
                (LOC U.S. Bank) (b)
     200,000    State Housing &                                     200,000
                Finance Commission
                (Rockwood Retirement
                Home), 1.14%, 1/1/30,
                (LOC Wells Fargo
                Bank) (b)
   1,000,000    State Housing &                                   1,000,000
                Finance Commission
                Nonprofit Housing
                Revenue (Christa
                Ministries), 1.12%,
                7/1/11, (LOC U.S.
                Bank) (b)
   6,205,000    State Public Power                                6,205,000
                Supply, 1.05%, 7/1/12,
                (MBIA Insured) (b)
   9,190,000    State Public Power                                9,190,000
                Supply, 1.07%, 7/1/18,
                (LOC JP Morgan
                Chase) (b)
                                                                 37,595,000
                                                                 ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
WISCONSIN - 1.8%
   2,700,000    State Health &                                   $2,700,000
                Education Facilities
                Authority Revenue
                (Gundersen Lutheran),
                1.10%, 12/1/15, (FSA
                Insured) (b)
     650,000    State Health &                                      650,000
                Education Facilities
                Authority Revenue
                (Meriter Hospital),
                1.15%, 12/1/32, (LOC
                Marshall & Ilsley
                Bank) (b)
   1,100,000    State Health &                                    1,100,000
                Education Facilities
                Authority Revenue (St.
                John's United Church),
                1.12%, 2/1/30, (LOC
                Firstar Bank) (b)
   7,400,000    State Health &                                    7,400,000
                Education Facilities
                Authority Revenue
                (Wheaton Franciscan),
                1.08%, 8/15/16, (FSA
                Insured) (b)
     200,000    State Health &                                      200,000
                Educational Facilities
                Authority Revenue
                (Gunderson Lutheran),
                1.10%, 12/1/29, (FSA
                Insured) (b)
   1,600,000    State Health &                                    1,600,000
                Educational Facilities
                Authority Revenue
                (ProHealth Inc.), 1.10%,
                8/15/30, (AMBAC
                Insured) (b)
   4,000,000    State Health &                                    4,000,000
                Educational Facilities
                Authority Revenue
                (University of Wisconsin
                Medical Foundation),
                1.07%, 5/1/30, (LOC
                LaSalle Bank) (b)
                                                                 17,650,000
                                                                -----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
WYOMING - 0.4%
   2,100,000    Kemmerer PCR (Exxon                              $2,100,000
                Project), 1.04%,
                11/1/14, (b)
   1,300,000    Lincoln County PCR                                1,300,000
                (Exxon Project),
                1.04%, 11/1/14, (b)
     500,000    Lincoln County PCR                                  500,000
                (Exxon Project),
                1.04%, 11/1/14, (b)
     500,000    Sweetwater County                                   500,000
                PCR (Pacificorp Project),
                1.15%, 1/1/14, (LOC
                Bank One) (b)
                                                                  4,400,000
                                                                -----------

TOTAL MUNICIPAL BONDS                                           922,437,037
                                                                -----------

COMMERCIAL PAPER - 9.4%

CALIFORNIA - 2.0%
  20,000,000    Public Utility                                   20,000,000
                Commission of San
                Francisco, 1.07%,
                8/9/04, (b)

FLORIDA - 2.8%
   8,700,000    Intermountain Power,                              8,700,000
                1.07%, 8/4/04, (LOC
                Bank of Nova Scotia)
   5,500,000    Pinellas County                                   5,500,000
                Education Facilities
                Authority, 1.13%,
                10/18/04, (LOC
                Wachovia Bank)
  12,145,000    State Municipal Power                            12,145,000
                Agency, 1.11%,
                8/16/04, (LOC Wachovia
                Bank)
   2,000,000    State Municipal Power                             2,000,000
                Agency, 1.12%,
                8/18/04, (LOC Wachovia
                Bank)
                                                                 28,345,000
                                                                -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
---------------------------------------------------------------------------
LOUISIANA - 4.6%
  16,700,000    State Public Facilities                      $   16,700,000
                Authority, 1.13%,
                8/9/04, (AMBAC
                Insured) (b)
  13,000,000    State Public Facilities                          13,000,000
                Authority, 1.11%,
                8/17/04, (AMBAC
                Insured) (b)
   6,000,000    State Public Facilities                           6,000,000
                Authority, 1.13%,
                8/18/04, (LOC CS First
                Boston) (b)
  10,000,000    State Public Facilities                          10,000,000
                Authority, 1.14%,
                11/2/04, (AMBAC
                Insured) (b)
                                                                 45,700,000
                                                            ---------------

TOTAL COMMERCIAL PAPER                                           94,045,000
                                                            ---------------
TOTAL INVESTMENTS                                            $1,016,482,037
(Cost $1,016,482,037) (a) -101.4%
Liabilities in excess of other                                  (13,720,626)
assets - (1.4)%                                             ===============

NET ASSETS - 100.0%                                          $1,002,761,411
                                                            ===============

Percentages indicated are based on net assets of $1,002,761,411.
(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the actual maturity date.
(c) Portfolio abbreviations:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund
--------------------------------------------------------------------------------


JULY 31, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
COMMERCIAL PAPER - 58.5%
AGRICULTURE - 1.1%
   7,000,000    Archer-Daniels-Midland                          $ 6,990,072
                                                                ===========
                Co., 1.38%, 9/7/04

ASSET BACKED - 18.4%
  12,500,000    Barton Capital Corp.,                            12,491,625
                1.34%, 8/19/04
  23,715,000    Falcon Asset                                     23,700,981
                Securitization,
                1.33%, 8/17/04
  20,000,000    Nieuw Amsterdam                                  19,973,867
                Receivables Corp.,
                1.47%, 9/2/04
  19,000,000    Preferred Receivables                            18,986,362
                Funding Corp.,
                1.36%, 8/20/04
  17,000,000    Sheffield Receivables                            16,991,642
                Corp., 1.18%, 8/16/04
  29,100,000    Windmill Funding                                 29,000,380
                Corp., 1.59%, 10/18/04                          ===========
                                                                121,144,857
                                                                -----------

BANKS - DOMESTIC - 4.8%
  19,300,000    Marshall & Ilsley,                               19,297,641
                1.10%, 8/5/04
  12,000,000    River Fuel Co.,                                  11,995,667
                1.30%, 8/11/04                                  ===========
                                                                 31,293,308
                                                                -----------

BANKS - FOREIGN - 6.1%
  18,000,000    Nationwide Building                              17,991,225
                Society, 1.17%, 8/16/04
  22,000,000    Northern Rock PLC,                               21,980,903
                1.25%, 8/26/04                                  ===========
                                                                 39,972,128
                                                                -----------

EDUCATION - 2.6%
  16,874,000    Leyland Stanford Jr.                             16,860,501
                University, 1.20%,
                8/25/04

FINANCE - AUTOMOTIVE - 3.2%
  10,880,000    Toyota Motor Credit                              10,874,390
                Corp., 1.16%, 8/17/04
  10,000,000    Toyota Motor Credit                               9,986,331
                Corp., 1.33%, 9/7/04                            ===========
                                                                 20,860,721
                                                                -----------

FINANCE - DIVERSIFIED - 4.0%
   9,000,000    Credit Suisse First                               8,980,425
                Boston, 1.45%, 9/24/04
  17,000,000    Goldman Sachs Group,                             16,983,179
                Inc., 1.37%, 8/27/04                            -----------
                                                                 25,963,604
                                                                -----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
GOVERNMENT - DOMESTIC - 3.0%
  19,500,000    Private Export Funding                          $19,377,280
                Corp., 1.78%, 12/7/04                           ===========

HOUSEHOLD PRODUCTS - 3.0%
  20,000,000    Proctor & Gamble Co.,                            19,939,167
                1.50%, 10/13/04                                 ===========

INSURANCE - 5.5%
  21,000,000    New York Life Capital                            20,991,787
                Corp., 1.28%, 8/12/04
  15,000,000    Prudential Funding                               14,943,383
                Corp., 1.58%, 10/26/04                          ===========
                                                                 35,935,170
                                                                -----------

OIL SERVICES - 6.2%
  16,000,000    Total Capital Corp.,                             15,986,311
                1.40%, 8/23/04
  25,000,000    Total Capital Corp.,                             24,958,792
                1.38%, 9/13/04                                  ===========
                                                                 40,945,103
                                                                -----------

PHARMACEUTICALS - 0.6%
   4,000,000    Pfizer, Inc.,                                     3,997,298
                1.28%, 8/20/04

TOTAL COMMERCIAL PAPER
                                                                383,279,209
                                                                -----------

CORPORATE BONDS - 16.2%

BANKS - FOREIGN - 3.0%
  20,000,000    Bank of Scotland,                                19,998,083
                1.23%, 11/29/04, (b)                            ===========

FINANCE - DIVERSIFIED - 4.2%
   2,500,000    Goldman Sachs Group,                              2,574,302
                Inc., 7.50%, 1/28/05
  25,000,000    Merrill Lynch & Co.,                             25,041,840
                1.75%, 7/1/05, (b)                              ===========
                                                                 27,616,142
                                                                -----------

MANUFACTURING - 3.8%
  25,000,000    PACCAR Financial                                 25,004,396
                Corp., 1.59%,
                9/20/04, (b)

RETAIL - 2.1%
  13,685,000    Home Depot, Inc.,                                13,775,185
                6.50%, 9/15/04                                  ===========

TECHNOLOGY - 3.1%
  20,000,000    International Business                           20,004,000
                Machines Corp.,
                1.54%, 9/10/04, (b)

TOTAL CORPORATE BONDS                                           106,397,806
                                                                -----------

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================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 9.9%

BANKS - DOMESTIC - 7.1%
  17,700,000    SouthTrust Bank, NA,                           $ 17,700,000
                1.24%, 8/25/04
  28,800,000    World Savings Bank,                              28,799,729
                1.19%, 8/18/04                                 ============
                                                                 46,499,729
                                                               ------------

BANKS - FOREIGN - 2.8%
  18,500,000    Barclays Bank PLC,                               18,498,988
                1.28%, 11/8/04, (b)                            ============

TOTAL CERTIFICATES OF DEPOSIT                                    64,998,717
                                                               ------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 9.3%

FEDERAL HOME LOAN BANK - 6.9%
  10,000,000    1.50%, 3/1/05                                    10,000,000
  10,000,000    1.40%, 4/1/05                                     9,996,564
  10,000,000    1.35%, 4/29/05                                   10,000,000
  15,000,000    1.50%, 5/4/05                                    15,000,000
                                                               ------------
                                                                 44,996,564
                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.4%
   5,000,000    6.50%, 8/15/04                                    5,009,731
   6,000,000    1.53%, 10/20/04                                   5,979,733
   5,000,000    1.81%, 5/27/05                                    5,000,000
                                                               ------------
                                                                 15,989,464
                                                               ------------

TOTAL U.S. GOVERNMENT AGENCY                                     60,986,028
OBLIGATIONS                                                    ============

MUNICIPAL BONDS - 2.9%

TAXABLE MUNICIPAL - 2.9%
   6,100,000    San Diego County                                  6,112,195
                California Pension,
                6.44%, 8/15/04
   2,000,000    State of Minnesota,                               2,000,000
                6.38%, 8/1/04
  10,705,000    State of Texas,                                  10,705,000
                                                               ============
                1.40%, 6/1/23, (b)

TOTAL MUNICIPAL BONDS                                            18,817,195
                                                               ------------

INVESTMENT COMPANIES - 0.7%

MONEY MARKET ACCOUNT - 0.7%
   4,870,997    Wells Fargo Prime                                 4,870,997
                Investment Mmkt Fund                           ============

TOTAL INVESTMENT COMPANIES                                        4,870,997
                                                               ------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS                                              $639,349,952
(Cost $639,349,952) (a) - 97.5%
Other assets in excess of                                        16,361,650
liabilities - 2.5%                                             ============


NET ASSETS - 100.0%                                             655,711,602
                                                               ============


Percentages indicated are based on net assets of $655,711,602.
(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the actual maturity date.


SEE NOTES TO FINANCIAL STATEMENTS.


42

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund
--------------------------------------------------------------------------------


JULY 31, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
MUNICIPAL BONDS - 102.4%
ALABAMA - 0.9%
   3,000,000    Mobile Industrial                                $3,000,000
                Development Board
                Dock & Wharf Revenue,
                1.08%, 6/1/32, (LOC
                Wachovia Bank) (b)
     250,000    Stevenson Industrial                                250,000
                Development Board
                Environmental Revenue,
                1.07%, 11/1/11, (LOC
                JP Morgan Chase
                Bank) (b)
                                                                  3,250,000
                                                                 ----------

ALASKA - 7.6%
   3,000,000    North Slope Boro,                                 2,955,657
                0.00%, 6/30/05, (FSA
                Insured)
     150,000    Valdez Marine Terminal                              150,000
                Revenue, 1.04%,
                12/1/29, (b)
  24,300,000    Valdez Marine Terminal                           24,300,000
                Revenue, 1.02%,
                12/1/33, (b)
                                                                 27,405,657
                                                                 ----------

ARIZONA - 2.2%
   1,400,000    Apache County IDR,                                1,400,000
                1.13%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   1,300,000    Apache County IDR,                                1,300,000
                1.13%, 12/15/18, (LOC
                Bank of New York) (b)
   3,535,000    Maricopa County                                   3,643,980
                Arizona University
                School District,
                5.00%, 7/1/05, (FGIC
                Insured)
   1,400,000    Phoenix IDA,                                      1,400,000
                1.08%, 4/1/28, (LOC
                Wells Fargo Bank) (b)
                                                                  7,743,980
                                                                 ----------

CALIFORNIA - 5.8%
     250,000    Health Facilities                                   250,000
                Financing Authority
                Revenue (Scripps
                Memorial Hospital),
                1.05%, 12/1/15, (MBIA
                Insured) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   1,500,000    Irvine Improvement                               $1,500,000
                Bond, 1.07%, 9/2/25,
                (LOC Bank of
                America) (b)
     500,000    Irvine Ranch Water                                  500,000
                District, 1.07%,
                11/15/13, (LOC
                Landesbank
                Hessen-Thuringen) (b)
   3,600,000    Kern Water Bank                                   3,600,000
                Authority Revenue,
                1.05%, 7/1/28, (LOC
                Wells Fargo Bank) (b)
     700,000    Los Angeles Regional                                700,000
                Airports (LAX),
                1.12%, 12/1/25, (LOC
                Societe Generale) (b)
   3,800,000    Los Angeles Unified                               3,800,000
                School District (Belmont
                Learning Complex),
                1.05%, 12/1/17, (LOC
                Bank of New York) (b)
   6,500,000    Orange County                                     6,500,000
                Apartment
                Development Revenue
                (Bear Brand
                Apartments), 1.04%,
                11/1/07, (LOC Freddie
                Mac) (b)
   2,500,000    State Department Water                            2,500,000
                Reservoir Revenue,
                1.07%, 5/1/22, (FSA
                Insured) (b)
   1,000,000    State GO,                                         1,000,000
                1.07%, 5/1/33, (LOC
                Westlandesbank) (b)
      70,000    Statewide Communities                                70,000
                Development Authority
                Events (Motion Picture
                & TV), 1.05%, 3/1/31,
                (LOC BNP Paribas) (b)
                                                                 20,420,000
                                                                 ----------

COLORADO - 7.3%
   1,000,000    Castlewood Ranch                                  1,000,000
                Metropolitan District,
                1.15%, 12/1/34, (LOC
                U.S. Bank) (b)
     570,000    Colorado Springs                                    570,000
                Revenue (Pikes Peak
                Mental Health),
                1.08%, 3/15/23, (LOC
                Wells Fargo Bank) (b)

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================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   1,110,000    Colorado Springs                                 $1,110,000
                Revenue (YMCA Pikes
                Peak), 1.08%, 11/1/22,
                (LOC Wells Fargo
                Bank) (b)
   1,600,000    Crystal Valley                                    1,600,000
                Metropolitan District,
                1.08%, 5/1/32, (LOC
                Wells Fargo Bank) (b)
   1,600,000    Denver City & County                              1,600,000
                Convention Center,
                1.08%, 9/1/25, (FSA
                Insured) (b)
     600,000    Douglas County MFHR                                 600,000
                (Autumn Chase),
                1.08%, 12/1/29, (LOC
                Freddie Mac) (b)
   2,545,000    Dove Valley                                       2,545,000
                Metropolitan District
                (Arapahoe County ),
                1.20%, 11/1/21, (LOC
                BNP Paribas) (b)
   1,600,000    State Educational &                               1,600,000
                Cultural Facilites
                Authority (Regis Jesuit
                High School), 1.08%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,500,000    State Educational &                               1,500,000
                Cultural Facilities
                Authority (Denver Art
                Museum), 1.08%,
                1/1/33, (LOC Wells
                Fargo Bank) (b)
   2,400,000    State Educational &                               2,400,000
                Cultural Facilities
                Authority (Denver
                Seminary), 1.08%,
                7/1/24, (LOC Wells
                Fargo Bank) (b)
   1,900,000    State Health Facilities                           1,900,000
                Authority Revenue
                (Craig Hospital), 1.08%,
                12/1/20, (LOC Wells
                Fargo Bank) (b)
   7,400,000    State Health Facilities                           7,400,000
                Authority Revenue
                (Exempla), 1.04%,
                1/1/33, (LOC U.S.
                Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   2,070,000    Superior/McCaslin                                $2,070,000
                Interchange
                Metropolitan District,
                1.10%, 11/15/24, (LOC
                U.S. Bank) (b)
                                                                 25,895,000
                                                                 ----------

DISTRICT OF COLUMBIA - 2.3%
   8,100,000    Series D GO,                                      8,100,000
                1.09%, 6/1/31, (MBIA
                Insured) (b)

FLORIDA - 7.5%
     900,000    Collier County Health                               900,000
                Facilities Authority (The
                Moorings Inc.), 1.08%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   1,900,000    Dade County IDA                                   1,900,000
                (Dolphins Stadium),
                1.10%, 1/1/16, (LOC
                Societe Generale) (b)
  12,600,000    Dade County Water &                              12,600,000
                Sewer Systems
                Revenue, 1.05%,
                10/5/22, (FGIC Insured)
                (b)
   1,900,000    Indiana River County                              1,900,000
                Revenue (St. Edward's
                School), 1.09%, 7/1/27,
                (LOC First Union
                National Bank) (b)
   2,530,000    Miami Health Facilities                           2,530,000
                Authority Revenue
                (Mercy Hospital),
                1.08%, 8/1/20, (LOC
                Nationsbank) (b)
     130,000    St. Johns County IDA                                130,000
                Health Care (Glenmore
                St. John's), 1.08%,
                1/1/07, (LOC LaSalle
                Bank) (b)
   2,190,000    State Housing Finance                             2,190,000
                Agency, 1.03%,
                12/1/05, (LOC Freddie
                Mac) (b)
   3,090,000    State Housing Finance                             3,090,000
                Agency, 1.03%, 2/1/08,
                (LOC Freddie Mac) (b)
   1,200,000    Sunshine State                                    1,200,000
                Government Finance
                Committee,
                1.07%, 7/1/16,
                (AMBAC Insured) (b)
                                                                 26,440,000
                                                                 ----------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
GEORGIA - 7.1%
   1,415,000    Clayton County MFHR                              $1,415,000
                (BS Partners),
                1.08%, 9/1/26, (LOC
                Fannie Mae) (b)
   1,000,000    DeKalb Private Hospital                           1,000,000
                Authority (Children's
                Health Care Project),
                1.08%, 12/1/28, (LOC
                Suntrust Bank) (b)
   1,700,000    DeKalb Private Hospital                           1,700,000
                Authority (Egleston
                Childrens Hospital),
                1.08%, 3/1/24, (LOC
                Suntrust Bank) (b)
   4,450,000    Fulton County                                     4,450,000
                Development Authority
                (St. George Village),
                1.08%, 4/1/34, (LOC
                Bank of America) (b)
   3,800,000    Hapeville IDR (Hapeville                          3,800,000
                Hotel), 1.07%, 11/1/15,
                (LOC Bank of
                America) (b)
   3,600,000    Marietta MFHR,                                    3,600,000
                1.08%, 5/15/07, (FNMA
                Collateralized) (b)
   9,200,000    Metropolitan Atlanta                              9,200,000
                Rapid Transit Authority,
                1.08%, 7/1/25, (LOC
                Bayerische
                Landesbank) (b)
                                                                 25,165,000
                                                                 ----------

HAWAII - 0.9%
   3,205,000    Honolulu City & County                            3,215,653
                GO, 5.00%, 9/1/04,
                (FSA Insured)

IDAHO - 0.5%
   1,500,000    State Health Facilities                           1,500,000
                Revenue (St. Luke's
                Medical Center),
                1.10%, 5/1/22, (LOC
                Harris Trust & Savings
                Bank) (b)
     240,000    State Health Facilities                             240,000
                Revenue (St. Luke's
                Medical Center),
                1.12%, 7/1/30, (FSA
                Insured) (b)
                                                                  1,740,000
                                                                 ----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
ILLINOIS - 4.8%
   2,600,000    Chicago O'Hare                                   $2,600,000
                International Airport
                Revenue, 1.04%,
                1/1/15, (LOC Societe
                Generale) (b)
   3,000,000    Crestwood Tax                                     3,000,000
                Increment Revenue,
                1.13%, 12/1/23, (LOC
                Fifth Third Bank) (b)
   1,800,000    Galesburg Revenue                                 1,800,000
                (Knox College),
                1.17%, 3/1/31, (LOC
                LaSalle Bank) (b)
   1,080,000    Niles Tax Increment,                              1,097,821
                6.00%, 12/1/04, (FGIC
                Insured)
   2,850,000    State Development                                 2,850,000
                Finance Authority
                Revenue (Westside
                Health), 1.11%,
                12/1/29, (LOC LaSalle
                Bank) (b)
   3,000,000    State GO,                                         3,143,695
                5.88%, 8/1/13
   2,400,000    State Health Facilities                           2,400,000
                Authority Revenue
                (Memorial Health
                Systems), 1.15%,
                10/1/22, (LOC Bank
                One) (b)
                                                                 16,891,516
                                                                 ----------

INDIANA - 2.3%
   1,605,000    Indianapolis Gas Utility                          1,607,479
                Revenue (Distribution
                Systems), 5.00%,
                8/15/04, (AMBAC
                Insured)
     970,000    State Health Facilities                             970,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 1.08%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
     200,000    State Health Facilities                             200,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.07%, 1/1/12, (LOC
                Comerica Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   1,510,000    State Health Facilities                          $1,510,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.07%, 1/1/16, (LOC
                Comerica Bank) (b)
   2,330,000    State Health Facilities                           2,330,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 1.08%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
     800,000    State Health Facilities                             800,000
                Finance Authority
                Revenue (Golden Years
                Homestead), 1.08%,
                6/1/12, (LOC Wells
                Fargo Bank) (b)
     700,000    State Hospital                                      700,000
                Equipment Finance
                Authority Revenue,
                1.07%, 12/1/15, (MBIA
                Insured) (b)
                                                                  8,117,479
                                                                 ----------

IOWA - 2.4%
   1,165,000    State Finance Authority                           1,165,000
                Revenue (Diocese of
                Sioux City Project),
                1.08%, 3/1/19, (LOC
                Wells Fargo Bank) (b)
   1,470,000    State Finance Authority                           1,470,000
                Revenue (Putnam
                Museum of History),
                1.08%, 5/1/12, (LOC
                Wells Fargo Bank) (b)
   1,945,000    State Higher Education                            1,945,000
                Authority Revenue
                (Palmer Chiropractic),
                1.11%, 4/1/27, (LOC
                LaSalle Bank) (b)
   1,200,000    State Higher Education                            1,200,000
                Loan Authority Revenue
                (Mount Mercy College
                Project), 1.10%, 7/1/25,
                (LOC Bank OF
                America) (b)
     100,000    State Higher Education                              100,000
                Loan Authority Revenue
                (Private Colleges),
                1.10%, 11/1/32, (LOC
                LaSalle Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   1,205,000    Webster County                                   $1,205,000
                Education Facilities
                Revenue, 1.08%,
                7/1/20, (LOC Wells
                Fargo Bank) (b)
   1,500,000    Woodbury County                                   1,500,000
                Educational Facilities
                Revenue, 1.13%,
                11/1/16, (LOC U.S.
                Bank) (b)
                                                                  8,585,000
                                                                 ----------

KANSAS - 0.9%
     450,000    Olathe Health Facilities                            450,000
                Revenue, 1.10%,
                9/1/32, (AMBAC
                Insured) (b)
   1,750,000    State Development                                 1,759,843
                Finance Authority
                Revenue (Kansas Board
                of Regents
                Rehabilitation Project),
                4.50%, 10/1/04,
                (AMBAC Insured)
     885,000    State Development                                   885,000
                Finance Authority
                Revenue (Shalom
                Obligated Group),
                1.10%, 11/15/28, (LOC
                LaSalle Bank) (b)
                                                                  3,094,843
                                                                 ----------

KENTUCKY - 2.5%
   8,900,000    Breckinridge County                               8,900,000
                Lease Program Revenue,
                1.08%, 12/1/29, (LOC
                U.S. Bank) (b)

LOUISIANA - 1.6%
   2,000,000    East Baton Rouge Parish                           2,083,097
                Sales & Use Tax,
                5.90%, 2/1/15, (FGIC
                Insured)
   3,500,000    State Offshore Terminal                           3,500,000
                Authority Deepwater
                Port Revenue (Loop LLC
                Project), 1.08%,
                10/1/19, (LOC Bank
                One) (b)
                                                                  5,583,097
                                                                 ----------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
MAINE - 1.1%
   4,000,000    State Tax Anticipation                           $4,050,645
                Notes, 3.00%, 6/30/05                            ==========

MARYLAND - 3.1%
   8,900,000    Montgomery County                                 8,900,000
                Housing Opportunities
                MFHR(Oakwood Apts),
                1.08%, 11/1/07, (LOC
                FHLMC) (b)
   2,010,000    State Health & Higher                             2,010,000
                Education Facilities
                Revenue (Pooled Loan
                Program), 1.08%,
                1/1/29, (LOC Bank of
                America) (b)
                                                                 10,910,000
                                                                 ----------

MASSACHUSETTS - 1.3%
   2,600,000    State Health &                                    2,600,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 1.07%,
                1/1/35, (MBIA
                Insured) (b)
   2,000,000    State Water Resources                             2,000,000
                Authority, 1.06%,
                4/1/28, (AMBAC
                Insured) (b)
                                                                  4,600,000
                                                                 ----------

MICHIGAN - 0.3%
     300,000    Kent Hospital Finance                               300,000
                Authority Revenue
                (Spectrum Health),
                1.08%, 1/15/26, (MBIA
                Insured) (b)
     600,000    State Strategic Fund                                600,000
                (Clark Retirement),
                1.07%, 6/1/31, (LOC
                Fifth Third Bank) (b)
                                                                    900,000
                                                                 ----------

MINNESOTA - 3.9%
     693,000    Arden Hills Housing &                               693,000
                Healthcare Facilities
                Revenue, 1.15%,
                9/1/29, (LOC U.S.
                Bank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
     200,000    City of Cohasset (State                          $  200,000
                Power & Light Project),
                1.10%, 6/1/13, (LOC
                ABN AMRO Bank) (b)
     485,000    City of Cohasset (State                             485,000
                Power & Light Project),
                1.10%, 6/1/20, (LOC
                ABN AMRO Bank) (b)
   3,475,000    Mendota Heights                                   3,475,000
                Housing Mortgage
                Revenue, 1.03%,
                11/1/31, (LOC Wells
                Fargo Bank) (b)
     800,000    Minneapolis Revenue                                 800,000
                (Catholic Charities
                Projects),
                1.07%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
     500,000    Minneapolis Revenue                                 500,000
                (University Gateway
                Project), 0.98%, 6/1/32,
                (LOC Wells Fargo
                Bank) (b)
   1,200,000    Minnetonka MFHR                                   1,200,000
                (Minnetonka Hills
                Apartments), 1.07%,
                11/15/31, (FNMA
                Insured) (b)
   1,000,000    Savage Improvement                                1,019,408
                Services, 5.20%,
                2/1/05, (FGIC Insured)
   1,465,000    St. Cloud Infrastructure                          1,465,000
                Management,
                1.03%, 2/1/15, (LOC
                Wells Fargo) (b)
   1,100,000    St. Paul Housing &                                1,100,000
                Redevelopment
                Authority Revenue
                (Science Museum
                Project), 1.11%, 5/1/27,
                (LOC First Interstate
                Bank) (b)
     900,000    State Higher Education                              900,000
                Facilities Authority
                Revenue (Olaf College),
                1.10%, 10/1/20, (LOC
                Harris Trust & Savings
                Bank) (b)
   1,400,000    State Higher Education                            1,400,000
                Facilities Authority
                Revenue (Olaf College),
                1.10%, 10/1/30, (LOC
                Harris Trust & Savings
                Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
     530,000    Wayzato ISD,                                     $  537,657
                4.00%, 2/1/05, (School
                District Credit Program
                Insured)
                                                                 13,775,065
                                                                 ----------

MISSISSIPPI - 0.1%
     500,000    Jackson County PCR,                                 500,000
                1.10%, 6/1/23, (b)                               ==========

MISSOURI - 0.4%
     750,000    State Development                                   750,000
                Finance Board Lease
                Revenue (Associated
                Municipal Utilities
                Lease), 1.15%, 6/1/33,
                (LOC U.S. Bank) (b)
     500,000    State Health &                                      500,000
                Educational Facilities
                Authority Revenue
                (Bethesda Health
                Group), 1.15%, 8/1/31,
                (LOC U.S. Bank) (b)
                                                                  1,250,000
                                                                 ----------

MONTANA - 0.2%
     550,000    Forsysth PCR (Pacificorp                            550,000
                Project), 1.15%, 1/1/18,
                (LOC JP Morgan Chase
                Bank) (b)

NEBRASKA - 1.0%
   3,700,000    Lancaster County                                  3,700,000
                Hospital Authority
                Health Facilities
                Revenue (Immanuel),
                1.11%, 7/1/30, (LOC
                LaSalle Bank) (b)

NEVADA - 2.0%
   2,100,000    Clark County Airport                              2,100,000
                Revenue, 1.05%,
                7/1/29, (LOC Bayerische
                Landesbank) (b)
   5,000,000    Director State                                    5,000,000
                Department Business &
                Industry (Nevada Cancer
                Institute), 1.08%,
                12/1/33, (LOC Bank of
                America) (b)
                                                                  7,100,000
                                                                 ----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
NEW JERSEY - 1.0%
   3,500,000    State Sports &                                   $3,500,000
                Exposition Authority
                Contract, 1.08%,
                9/1/24, (MBIA
                Insured) (b)

NEW YORK - 5.5%
   1,600,000    Jay Street Development                            1,600,000
                Corporation State
                Courts Facilities Lease
                Revenue, 1.04%,
                5/1/20, (LOC
                Landesbank Hessen) (b)
   1,300,000    New York City GO,                                 1,300,000
                1.08%, 8/15/09, (MBIA
                Insured) (b)
     900,000    New York City GO,                                   900,000
                1.08%, 8/15/11, (MBIA
                Insured) (b)
   1,800,000    New York City GO,                                 1,800,000
                1.08%, 8/1/16, (LOC
                Morgan Guaranty
                Trust) (b)
     300,000    New York City GO,                                   300,000
                1.07%, 8/1/18, (LOC
                Morgan Guaranty
                Trust) (b)
   2,900,000    New York City GO,                                 2,900,000
                1.08%, 8/15/19, (LOC
                Morgan Guaranty
                Trust) (b)
     250,000    New York City                                       250,000
                Municipal Water
                Finance Authority
                Revenue, 1.07%,
                6/15/22, (FGIC
                Insured) (b)
   1,900,000    New York City                                     1,900,000
                Municipal Water
                Finance Authority
                Revenue, 1.07%,
                6/15/23, (FGIC
                Insured) (b)
     985,000    State Local Government                              985,000
                Assistance Program,
                1.04%, 4/1/25, (LOC
                Bank of Nova Scotia) (b)
     475,000    Triborough Bridge &                                 475,000
                Tunnel Authority,
                1.06%, 1/1/31, (FSA
                Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   7,000,000    Triborough Bridge &                              $7,000,000
                Tunnel Authority,
                0.99%, 1/1/32,
                (AMBAC Insured) (b)
                                                                 19,410,000
                                                                 ----------

NORTH DAKOTA - 0.5%
     900,000    Grand Forks Hospital                                900,000
                Facilities Revenue
                (United Hospital),
                1.12%, 12/1/16, (LOC
                LaSalle Bank) (b)
     845,000    Ward County Health                                  845,000
                Care Facilities Revenue
                (Trinity Group),
                1.15%, 7/1/29, (LOC
                U.S. Bank) (b)
                                                                  1,745,000
                                                                 ----------

OHIO - 1.7%
   5,300,000    Franklin County                                   5,300,000
                Hospital Revenue
                (OhioHealth),
                1.08%, 12/1/28, (LOC
                National City Bank) (b)
     725,000    Warren County Health                                725,000
                Care Facilities Revenue
                (Otterbein Homes
                Project), 1.12%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)
                                                                  6,025,000
                                                                 ----------

PENNSYLVANIA - 0.3%
   1,220,000    Chichester School                                 1,218,915
                District, 0.00%, 9/1/04,
                (FGIC Insured)

SOUTH CAROLINA - 0.5%
   1,680,000    Greenville Hospital                               1,703,677
                Facilities Revenue,
                3.00%, 5/1/05,
                (AMBAC Insured)

TENNESSEE - 3.0%
  10,700,000    Jackson Energy                                   10,700,000
                Authority Wastewater
                Systems Revenue,
                1.08%, 12/1/22, (FSA
                Insured) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
TEXAS - 7.7%
     300,000    Angelina & Neches                                $  300,000
                River Authority,
                1.10%, 5/1/14, (LOC
                Bank of America) (b)
   2,600,000    Austin County Industrial                          2,600,000
                Development
                Corporation, 1.08%,
                12/1/14, (LOC Bank
                One) (b)
   4,200,000    Bexar County Housing                              4,200,000
                Financial Authority,
                1.09%, 9/15/26, (LOC
                FNMA) (b)
   1,000,000    Goose Creek ISD,                                  1,018,914
                5.00%, 2/15/15, (PSF
                Guaranty)
   1,200,000    Gulf Coast Waste                                  1,200,000
                Disposal Authority
                Control Revenue,
                1.04%, 10/1/24, (b)
   2,000,000    Harris County Health                              2,000,000
                Facilities Authority
                Revenue, 1.22%,
                10/13/04, (MBIA
                Insured) (b)
   1,500,000    Harris County Industrial                          1,500,000
                Development
                Corporation Pollution
                Control Revenue,
                1.04%, 3/1/24, (b)
   5,000,000    Houston Water & Sewer                             4,980,978
                Systems Revenue,
                0.00%, 12/1/04,
                (AMBAC Insured)
  10,000,000    State Tax & Revenue                              10,007,137
                Anticipation Notes,
                2.00%, 8/31/04
                                                                 27,807,029
                                                                 ----------

UTAH - 1.9%
     500,000    Carbon County PCR                                   500,000
                (Pacificorp), 1.10%,
                11/1/24, (AMBAC
                Insured) (b)
     900,000    Sanpete County School                               900,000
                Facilities Revenue
                (Wasatch Academy),
                1.13%, 8/1/28, (LOC
                U.S. Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
   5,400,000    South Jordan Municipal                           $5,400,000
                Building Authority Lease
                Revenue, 1.08%,
                2/1/29, (LOC BNP
                Paribas) (b)
                                                                  6,800,000
                                                                -----------

VIRGINIA - 1.6%
     930,000    Alexandria IDA (Pooled                              930,000
                Loan Project),
                1.08%, 7/1/26, (LOC
                Bank of America) (b)
   2,070,000    Fairfax County Public                             2,172,871
                Improvements,
                5.25%, 6/1/17, (State
                Aid Withholding)
     900,000    Peninsula Ports                                     900,000
                Authority Coalition
                Term Revenue
                (Dominion Term
                Project), 1.08%, 7/1/16,
                (LOC Citibank) (b)
   1,650,000    Roanoke County                                    1,650,000
                Industrial Development
                Authority Healthcare
                Facilities Revenue
                (Friendship Manor Inc.),
                1.09%, 10/1/15, (LOC
                Wachovia Bank) (b)
                                                                  5,652,871
                                                                -----------

WASHINGTON - 2.0%
   4,100,000    State Health Care                                 4,100,000
                Facilities Authority
                Revenue (Mason
                Medical Center),
                1.08%, 2/15/27, (MBIA
                Insured) (b)
   1,225,000    State Public Power                                1,205,084
                Supply, 0.00%, 7/1/05,
                (MBIA Insured)
     945,000    State Public Power                                  945,000
                Supply, 1.05%, 7/1/12,
                (MBIA Insured) (b)
     700,000    State Public Power                                  700,000
                Supply, 1.07%, 7/1/17,
                (LOC Bank of
                America) (b)
                                                                  6,950,084
                                                                -----------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
WISCONSIN - 4.7%
   1,500,000    State Health &                                   $1,500,000
                Educational Facilities
                Authority Revenue
                (Divine Savior
                Healthcare),
                1.09%, 5/1/32, (LOC
                U.S. Bank) (b)
     800,000    State Health &                                      800,000
                Educational Facilities
                Authority Revenue
                (Gunderson Lutheran),
                1.10%, 12/1/29, (FSA
                Insured) (b)
   1,050,000    State Health &                                    1,050,000
                Educational Facilities
                Authority Revenue
                (ProHealth Inc.), 1.10%,
                8/15/30, (AMBAC
                Insured) (b)
  13,400,000    State Health &                                   13,400,000
                Educational Facilities
                Authority Revenue
                (University of Wisconsin
                Medical Foundation),
                1.07%, 5/1/30, (LOC
                LaSalle Bank) (b)
                                                                 16,750,000
                                                                -----------

WYOMING - 2.0%
   2,800,000    Kemmerer PCR (Exxon                               2,800,000
                Project), 1.04%,
                11/1/14, (b)
     450,000    Lincoln County PCR                                  450,000
                (Exxon Project),
                1.04%, 11/1/14, (b)
     300,000    Lincoln County PCR                                  300,000
                (Exxon Project),
                1.04%, 11/1/14, (b)
   2,600,000    Subblette County PCR                              2,600,000
                (Exxon Project),
                1.02%, 11/1/14, (b)
   1,000,000    Sweetwater County                                 1,000,000
                PCR (Pacificorp Project),
                1.15%, 1/1/14, (LOC
                Bank One) (b)
                                                                  7,150,000
                                                                -----------

TOTAL MUNICIPAL BONDS                                           363,295,511
                                                                -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
---------------------------------------------------------------------------
COMMERCIAL PAPER - 1.9%
FLORIDA - 1.9%
   6,600,000    Florida Municipal Power,                       $  6,600,000
                1.12%, 10/18/04, (LOC
                Wachovia Bank)

TOTAL COMMERCIAL PAPER                                            6,600,000
                                                               ------------

MONEY MARKET - 0.4%

MONEY MARKET ACCOUNT - 0.4%
   1,491,183    Federated Tax Exempt                              1,491,183
                Money Market                                   ============

TOTAL MONEY MARKET                                                1,491,183
                                                               ------------

TOTAL INVESTMENTS                                               371,386,694
(Cost $371,386,694) (a) - 104.7%
Liabilities in excess of other assets -                         (16,633,395)
(4.7)%                                                         ============


NET ASSETS - 100.0%                                            $354,753,299
                                                               ============


Percentages indicated are based on net assets of $354,753,299.
(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the actual maturity date.
(c) Portfolio abbreviations:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tamarack Funds Trust, including Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, and Institutional Tax-Free Money Market Fund (collectively the "Funds") as of July 31, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended prior to July 31, 2003 were audited by other auditors whose report, dated August 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Chicago, Illinois
September 29, 2004

================================================================================
MANAGEMENT
================================================================================


Independent Trustees(1)
--------------------------------------------------------------------------------
T. GERON BELL (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
LUCY HANCOCK BODE (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
LESLIE H. GARNER JR. (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
RONALD JAMES (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
JOHN A. MACDONALD (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
H. DAVID RYBOLT (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)
--------------------------------------------------------------------------------
JAMES R. SEWARD (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
JAY H. WEIN (72)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------

Interested Trustees(1)
--------------------------------------------------------------------------------
MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------

Executive Officers(1)
--------------------------------------------------------------------------------
JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment
Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer(2).


CHRISTOPHER J. TOMAS (34)
POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance
Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer(2).
--------------------------------------------------------------------------------
(1) Unless otherwise specified, the address of each trustee/officer is 100
    South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson
    Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)
--------------------------------------------------------------------------------
MARTIN A. CRAMER (54)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).
--------------------------------------------------------------------------------
LAURA M. MORET (50)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary(2).
--------------------------------------------------------------------------------
RAYE C. KANZENBACH (55)
POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Managing Director and Chief Investment Officer, Voyageur Asset Management; Chief Investment Officer, Great Hall Investment Funds, Inc. (1997-2004).
--------------------------------------------------------------------------------
(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

Shareholder Response Summary Report
--------------------------------------------------------------------------------

MARCH 26, 2004

VOYAGEUR ASSET MANAGEMENT

GREAT HALL - DIRECTORS

1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------
T. GERON BELL
Affirmative               4,596,723,196.220              42.440%         96.855%
Withhold                    149,244,560.780               1.378%          3.145%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
LUCY HANCOCK BODE
Affirmative               4,594,958,235.450              42.424%         96.818%
Withhold                    151,009,521.550               1.394%          3.182%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
LESLIE H. GARNER, JR.
Affirmative               4,599,940,194.800              42.470%         96.923%
Withhold                    146,027,562.200               1.348%          3.077%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
RONALD JAMES
Affirmative               4,599,806,333.380              42.469%         96.920%
Withhold                    146,161,423.620               1.349%          3.080%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
MICHAEL T. LEE
Affirmative               4,600,024,079.980              42.471%         96.925%
Withhold                    145,943,677.020               1.347%          3.075%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
JOHN A. MACDONALD
Affirmative               4,597,886,796.320              42.451%         96.880%
Withhold                    148,080,960.680               1.367%          3.120%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
H. DAVID RYBOLT
Affirmative               4,600,381,264.910              42.474%         96.932%
Withhold                    145,586,492.090               1.344%          3.068%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
JAMES R. SEWARD
Affirmative               4,596,604,290.040              42.439%         96.853%
Withhold                    149,363,466.960               1.379%          3.147%
 TOTAL                    4,745,967,757.000              43.818%        100.000%
JAY H. WEIN
Affirmative               4,596,650,946.120              42.440%         96.854%
Withhold                    149,316,810.880               1.378%          3.146%
 TOTAL                    4,745,967,757.000              43.818%        100.000%


** FUND TOTALS:                      SHARES
RECORD TOTAL             10,831,009,965.830
VOTED SHARES              4,745,967,757.000
PERCENT PRESENT                     43.818%


56
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SUPPLEMENTAL INFORMATION
================================================================================


--------------------------------------------------------------------------------
                                                                  APRIL 08, 2004
VOYAGEUR ASSET MANAGEMENT
GREAT HALL PRIME MONEY MARKET

1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

T. GERON BELL            4,150,462,092.540               51.527%         96.847%
Affirmative                135,121,949.620                1.677%          3.153%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

LUCY HANCOCK BODE        4,150,377,598.630               51.526%         96.845%
Affirmative                135,206,443.530                1.678%          3.155%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

LESLIE H. GARNER, JR.    4,154,315,249.560               51.575%         96.937%
Affirmative                131,268,792.600                1.629%          3.063%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

RONALD JAMES             4,153,687,747.160               51.567%         96.922%
Affirmative                131,896,295.000                1.637%          3.078%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

MICHAEL T. LEE           4,154,017,663.080               51.571%         96.930%
Affirmative                131,566,379.080                1.633%          3.070%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

JOHN A. MACDONALD        4,152,200,906.380               51.549%         96.888%
Affirmative                133,383,135.780                1.655%          3.112%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

H. DAVID RYBOLT          4,154,102,380.200               51.572%         96.932%
Affirmative                131,481,661.960                1.632%          3.068%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

JAMES R. SEWARD          4,150,918,853.890               51.533%         96.858%
Affirmative                134,665,188.270                1.671%          3.142%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

JAY H. WEIN              4,150,609,957.980               51.529%         96.851%
Affirmative                134,974,084.180                1.675%          3.149%
Withhold                 4,285,584,042.160               53.204%        100.000%
 TOTAL

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              4,068,062,574.500               50.504%         94.924%
Against                    110,120,812.750                1.367%          2.570%
Abstain                    107,400,654.910                1.333%          2.506%
 TOTAL                   4,285,584,042.160               53.204%         00.000%


                                                                              57
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SUPPLEMENTAL INFORMATION
================================================================================

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.A Diversification

Affirmative               4,027,870,083.880              50.005%         93.986%
Against                     113,870,712.360               1.414%          2.658%
Abstain                     143,843,245.920               1.785%          3.356%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.B Borrowing

Affirmative               4,025,796,314.280              49.979%         93.938%
Against                     116,099,031.290               1.442%          2.709%
Abstain                     143,688,696.590               1.783%          3.353%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.C Senior Securities

Affirmative               4,027,871,970.110              50.005%         93.987%
Against                     113,686,851.320               1.411%          2.652%
Abstain                     144,025,220.730               1.788%          3.361%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.D Underwriting Securities

Affirmative               4,027,163,599.160              49.996%         93.970%
Against                     114,479,506.130               1.421%          2.671%
Abstain                     143,940,936.870               1.787%          3.359%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.E Real Estate

Affirmative               4,027,071,479.330              49.995%         93.968%
Against                     114,280,055.350               1.419%          2.666%
Abstain                     144,232,507.480               1.790%          3.366%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.F Making Loans

Affirmative               4,024,293,137.590              49.961%         93.903%
Against                     117,330,664.520               1.456%          2.738%
Abstain                     143,960,240.050               1.787%          3.359%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.G Concentration of Investments

Affirmative               4,026,510,778.640              49.988%         93.955%
Against                     115,211,114.910               1.430%          2.688%
Abstain                     143,862,148.610               1.786%          3.357%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.H Commodities

Affirmative               4,015,884,571.570              49.856%         93.707%
Against                     120,892,889.480               1.501%          2.821%
Abstain                     148,806,581.110               1.847%          3.472%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

58


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SUPPLEMENTAL INFORMATION
================================================================================

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

Reclassification of certain policies/restrictions as non-fundamental:

3.I Pledging, Mortgaging and Hypothecating

Affirmative               4,013,539,354.520              49.827%         93.652%
Against                     123,327,656.190               1.531%          2.878%
Abstain                     148,717,031.450               1.846%          3.470%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.J Investments for Control

Affirmative               4,011,794,286.290              49.805%         93.611%
Against                     124,394,225.700               1.545%          2.903%
Abstain                     149,395,530.170               1.854%          3.486%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.K Investments in Other Investment Companies

Affirmative               4,015,802,146.390              49.855%         93.705%
Against                     121,577,411.460               1.510%          2.837%
Abstain                     148,204,484.310               1.839%          3.458%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.L Writing and Selling Options

Affirmative               4,009,672,843.050              49.779%         93.562%
Against                     126,766,501.470               1.574%          2.958%
Abstain                     149,144,697.640               1.851%          3.480%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.M Margin Activities and Short Selling

Affirmative               4,006,936,169.940              49.745%         93.498%
Against                     130,189,418.890               1.616%          3.038%
Abstain                     148,458,453.330               1.843%          3.464%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.N Unseasoned Companies

Affirmative               4,006,654,457.000              49.742%         93.491%
Against                     129,721,681.310               1.610%          3.027%
Abstain                     149,207,903.850               1.852%          3.482%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

3.O Investments in Equity Securities

Affirmative               4,014,799,194.840              49.843%         93.681%
Against                     122,036,154.180               1.515%          2.848%
Abstain                     148,748,693.140               1.846%          3.471%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative               4,134,669,685.910              51.331%         96.479%
Against                      71,040,957.860                .882%          1.657%
Abstain                      79,873,398.390                .991%          1.864%
 TOTAL                    4,285,584,042.160              53.204%        100.000%

** FUND TOTALS:                 SHARES
RECORD TOTAL              8,054,929,683.960
VOTED SHARES              4,285,584,042.160
PERCENT PRESENT                     53.204%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------
VOYAGEUR ASSET MANAGEMENT
GREAT HALL U.S. GOVERNMENT MONEY MARKET


1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

T. GERON BELL
Affirmative                 527,116,671.490              51.693%         97.254%
Withhold                     14,880,993.230               1.459%          2.746%
 TOTAL                      541,997,664.720              53.152%        100.000%

LUCY HANCOCK BODE
Affirmative                 527,035,017.300              51.685%         97.239%
Withhold                     14,962,647.420               1.467%          2.761%
 TOTAL                      541,997,664.720              53.152%        100.000%

LESLIE H. GARNER, JR.
Affirmative                 527,286,590.510              51.709%         97.286%
Withhold                     14,711,074.210               1.443%          2.714%
 TOTAL                      541,997,664.720              53.152%        100.000%

RONALD JAMES
Affirmative                 527,714,189.280              51.751%         97.365%
Withhold                     14,283,475.440               1.401%          2.635%
 TOTAL                      541,997,664.720              53.152%        100.000%

MICHAEL T. LEE
Affirmative                 527,711,271.200              51.751%         97.364%
Withhold                     14,286,393.520               1.401%          2.636%
 TOTAL                      541,997,664.720              53.152%        100.000%

JOHN A. MACDONALD
Affirmative                 527,213,280.970              51.702%         97.272%
Withhold                     14,784,383.750               1.450%          2.728%
 TOTAL                      541,997,664.720              53.152%        100.000%

H. DAVID RYBOLT
Affirmative                 527,861,596.260              51.766%         97.392%
Withhold                     14,136,068.460               1.386%          2.608%
 TOTAL                      541,997,664.720              53.152%        100.000%

JAMES R. SEWARD
Affirmative                 527,203,734.590              51.701%         97.270%
Withhold                     14,793,930.130               1.451%          2.730%
 TOTAL                      541,997,664.720              53.152%        100.000%

JAY H. WEIN
Affirmative                 527,815,712.740              51.761%         97.383%
Withhold                     14,181,951.980               1.391%          2.617%
 TOTAL                      541,997,664.720              53.152%        100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative                 516,542,507.210              50.656%         95.303%
Against                      16,844,482.060               1.652%          3.108%
Abstain                       8,610,675.450                .844%          1.589%
 TOTAL                      541,997,664.720              53.152%        100.000%

60
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================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.A Diversification

Affirmative                 510,016,115.470              50.016%         94.099%
Against                      19,443,495.710               1.906%          3.588%
Abstain                      12,538,053.540               1.230%          2.313%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.B Borrowing

Affirmative                 509,445,962.730              49.960%         93.994%
Against                      20,013,648.450               1.962%          3.693%
Abstain                      12,538,053.540               1.230%          2.313%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.C Senior Securities

Affirmative                 509,925,856.160              50.007%         94.083%
Against                      19,490,176.110               1.911%          3.596%
Abstain                      12,581,632.450               1.234%          2.321%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.D Underwriting Securities

Affirmative                 509,620,462.500              49.977%         94.026%
Against                      19,872,816.310               1.949%          3.667%
Abstain                      12,504,385.910               1.226%          2.307%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.E Real Estate

Affirmative                 509,356,864.790              49.951%         93.978%
Against                      20,111,519.080               1.972%          3.710%
Abstain                      12,529,280.850               1.229%          2.312%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.F Making Loans

Affirmative                 509,224,188.470              49.938%         93.953%
Against                      20,235,512.400               1.984%          3.734%
Abstain                      12,537,963.850               1.230%          2.313%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.G Concentration of Investments

Affirmative                 509,956,857.640              50.010%         94.088%
Against                      19,536,536.780               1.916%          3.605%
Abstain                      12,504,270.300               1.226%          2.307%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.H Commodities

Affirmative                 508,292,223.540              49.847%         93.781%
Against                      20,856,782.130               2.045%          3.848%
Abstain                      12,848,659.050               1.260%          2.371%
 TOTAL                      541,997,664.720              53.152%        100.000%

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SUPPLEMENTAL INFORMATION
================================================================================

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

Reclassification of certain policies/restrictions as non-fundamental:

3.I Pledging, Mortgaging and Hypothecating

Affirmative                 507,497,437.230              49.769%         93.635%
Against                      21,007,268.880               2.060%          3.876%
Abstain                      13,492,958.610               1.323%          2.489%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.J Investments for Control

Affirmative                 508,253,973.110              49.843%         93.774%
Against                      20,210,096.080               1.982%          3.729%
Abstain                      13,533,595.530               1.327%          2.497%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.K Investments in Other Investment Companies

Affirmative                 508,838,164.370              49.900%         93.882%
Against                      19,736,801.800               1.936%          3.641%
Abstain                      13,422,698.550               1.316%          2.477%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.L Writing and Selling Options

Affirmative                 507,915,146.760              49.810%         93.712%
Against                      20,626,005.780               2.022%          3.805%
Abstain                      13,456,512.180               1.320%          2.483%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.M Margin Activities and Short Selling

Affirmative                 506,866,409.520              49.707%         93.518%
Against                      21,708,526.260               2.129%          4.005%
Abstain                      13,422,728.940               1.316%          2.477%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.N Unseasoned Companies

Affirmative                 507,415,966.180              49.761%         93.620%
Against                      21,153,754.080               2.074%          3.903%
Abstain                      13,427,944.460               1.317%          2.477%
 TOTAL                      541,997,664.720              53.152%        100.000%

3.O Investments in Equity Securities

Affirmative                 508,499,107.350              49.867%         93.819%
Against                      20,106,375.260               1.972%          3.710%
Abstain                      13,392,182.110               1.313%          2.471%
 TOTAL                      541,997,664.720              53.152%        100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative                 531,246,393.380              52.098%         98.016%
Against                       5,198,245.260                .509%           .959%
Abstain                       5,553,026.080                .545%          1.025%
 TOTAL                      541,997,664.720              53.152%        100.000%

** FUND TOTALS:                 SHARES
RECORD TOTAL              1,019,713,988.100
VOTED SHARES                541,997,664.720
PERCENT PRESENT                     53.152%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

VOYAGEUR ASSET MANAGEMENT
GREAT HALL TAX-FREE MONEY MARKET

1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

T. GERON BELL               535,418,299.250              53.698%         97.258%
Affirmative                  15,095,607.110               1.514%          2.742%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

LUCY HANCOCK BODE           534,671,244.960              53.623%         97.122%
Affirmative                  15,842,661.400               1.589%          2.878%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

LESLIE H. GARNER, JR.       535,401,813.820              53.696%         97.255%
Affirmative                  15,112,092.540               1.516%          2.745%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

RONALD JAMES                535,432,372.520              53.699%         97.260%
Affirmative                  15,081,533.840               1.513%          2.740%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

MICHAEL T. LEE              535,297,322.290              53.686%         97.236%
Affirmative                  15,216,584.070               1.526%          2.764%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

JOHN A. MACDONALD           535,207,981.790              53.677%         97.220%
Affirmative                  15,305,924.570               1.535%          2.780%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

H. DAVID RYBOLT             535,449,073.640              53.701%         97.263%
Affirmative                  15,064,832.720               1.511%          2.737%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

JAMES R. SEWARD             535,200,646.320              53.676%         97.218%
Affirmative                  15,313,260.040               1.536%          2.782%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

JAY H. WEIN                 535,222,339.490              53.678%         97.222%
Affirmative                  15,291,566.870               1.534%          2.778%
Withhold                    550,513,906.360              55.212%        100.000%
 TOTAL

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative                 517,949,811.310              51.946%         94.085%
Against                      19,070,813.660               1.912%          3.464%
Abstain                      13,493,281.390               1.354%          2.451%
 TOTAL                      550,513,906.360              55.212%        100.000%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:
                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.A Diversification

Affirmative                 511,277,870.920              51.277%         92.873%
Against                      19,142,589.060               1.919%          3.477%
Abstain                      20,093,446.380               2.016%          3.650%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.B Borrowing

Affirmative                 510,918,155.110              51.241%         92.807%
Against                      19,516,694.090               1.957%          3.546%
Abstain                      20,079,057.160               2.014%          3.647%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.C Senior Securities

Affirmative                 511,426,942.300              51.292%         92.900%
Against                      18,995,888.240               1.905%          3.450%
Abstain                      20,091,075.820               2.015%          3.650%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.D Underwriting Securities

Affirmative                 511,403,464.330              51.289%         92.896%
Against                      19,018,699.110               1.908%          3.454%
Abstain                      20,091,742.920               2.015%          3.650%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.E Real Estate

Affirmative                 511,153,774.250              51.264%         92.850%
Against                      19,275,584.960               1.933%          3.502%
Abstain                      20,084,547.150               2.015%          3.648%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.F Making Loans

Affirmative                 511,175,490.340              51.266%         92.854%
Against                      19,253,868.870               1.931%          3.498%
Abstain                      20,084,547.150               2.015%          3.648%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.G Concentration of Investments

Affirmative                 511,075,389.250              51.256%         92.836%
Against                      19,342,032.230               1.940%          3.514%
Abstain                      20,096,484.880               2.016%          3.650%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.H Commodities

Affirmative                 510,307,246.860              51.179%         92.697%
Against                      19,849,266.130               1.991%          3.605%
Abstain                      20,357,393.370               2.042%          3.698%
 TOTAL                      550,513,906.360              55.212%        100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I Pledging, Mortgaging and Hypothecating

Affirmative                 509,366,766.790              51.085%         92.526%
Against                      20,284,681.960               2.034%          3.684%
Abstain                      20,862,457.610               2.093%          3.790%
 TOTAL                      550,513,906.360              55.212%        100.000%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.J Investments for Control

Affirmative                 509,053,135.580              51.053%         92.469%
Against                      20,614,184.140               2.068%          3.744%
Abstain                      20,846,586.640               2.091%          3.787%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.K Investments in Other Investment Companies

Affirmative                 509,704,498.690              51.119%         92.587%
Against                      19,934,943.130               1.999%          3.621%
Abstain                      20,874,464.540               2.094%          3.792%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.L Writing and Selling Options

Affirmative                 508,861,056.870              51.034%         92.434%
Against                      20,792,807.880               2.086%          3.777%
Abstain                      20,860,041.610               2.092%          3.789%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.M Margin Activities and Short Selling

Affirmative                 508,907,022.950              51.039%         92.442%
Against                      20,771,371.480               2.083%          3.773%
Abstain                      20,835,511.930               2.090%          3.785%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.N Unseasoned Companies

Affirmative                 508,881,546.980              51.036%         92.438%
Against                      20,777,059.730               2.084%          3.774%
Abstain                      20,855,299.650               2.092%          3.788%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.O Investments in Equity Securities

Affirmative                 509,725,573.990              51.121%         92.591%
Against                      19,925,637.140               1.998%          3.619%
Abstain                      20,862,695.230               2.093%          3.790%
 TOTAL                      550,513,906.360              55.212%        100.000%

3.P Investments in Non-Municipal Obligations

Affirmative                 509,309,343.640              51.079%         92.515%
Against                      20,404,584.030               2.047%          3.707%
Abstain                      20,799,978.690               2.086%          3.778%
 TOTAL                      550,513,906.360              55.212%        100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative                 528,360,754.420              52.990%         95.976%
Against                      12,929,293.410               1.297%          2.349%
Abstain                       9,223,858.530                .925%          1.675%
 TOTAL                      550,513,906.360              55.212%        100.000%

** FUND TOTALS:               SHARES
RECORD TOTAL                997,098,154.400
VOTED SHARES                550,513,906.360
PERCENT PRESENT                     55.212%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------
VOYAGEUR ASSET MANAGEMENT
GREAT HALL INSTITUTIONAL PRIME MONEY MARKET

1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------
T. GERON BELL
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
LUCY HANCOCK BODE
Affirmative                 249,297,757.450              56.156%         91.678%
Withhold                     22,630,334.960               5.098%          8.322%
 TOTAL                      271,928,092.410              61.254%        100.000%
LESLIE H. GARNER, JR.
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
RONALD JAMES
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
MICHAEL T. LEE
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
JOHN A. MACDONALD
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
H. DAVID RYBOLT
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
JAMES R. SEWARD
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%
JAY H. WEIN
Affirmative                 249,978,192.610              56.309%         91.928%
Withhold                     21,949,899.800               4.945%          8.072%
 TOTAL                      271,928,092.410              61.254%        100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative                 240,702,085.680              54.220%         88.517%
Against                       6,389,634.050               1.439%          2.350%
Abstain                      24,836,372.680               5.595%          9.133%
 TOTAL                      271,928,092.410              61.254%        100.000%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

3. To approve the modification of the fundamental investment policies/restrictions that must remain fundamental regarding:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.B Borrowing

Affirmative                 233,510,886.260              52.600%         85.872%
Against                      19,487,346.890               4.390%          7.167%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.C Senior Securities

Affirmative                 234,904,142.520              52.914%         86.385%
Against                      18,094,090.630               4.076%          6.654%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.D Underwriting Securities

Affirmative                 234,888,513.440              52.910%         86.379%
Against                      18,109,719.710               4.080%          6.660%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.E Real Estate

Affirmative                 233,510,886.260              52.600%         85.872%
Against                      19,487,346.890               4.390%          7.167%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.F Making Loans

Affirmative                 231,731,930.570              52.199%         85.218%
Against                      21,266,302.580               4.791%          7.821%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.G Concentration of Investments

Affirmative                 233,109,621.930              52.510%         85.725%
Against                      19,888,611.220               4.480%          7.314%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

3.H Commodities

Affirmative                 233,138,581.370              52.516%         85.735%
Against                      19,859,651.780               4.474%          7.304%
Abstain                      18,929,859.260               4.264%          6.961%
 TOTAL                      271,928,092.410              61.254%        100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative                 234,625,905.960              52.851%         86.282%
Against                      13,145,361.120               2.961%          4.834%
Abstain                      24,156,825.330               5.442%          8.884%
 TOTAL                      271,928,092.410              61.254%        100.000%

** FUND TOTALS:               SHARES
RECORD TOTAL        443,936,130.980
VOTED SHARES        271,928,092.410
PERCENT PRESENT              61.254%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------
VOYAGEUR ASSET MANAGEMENT
GREAT HALL INSTITUTIONAL TAX-FREE MONEY MARKET


1. To approve the election of the following individuals to the board of directors of the Company:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

T. GERON BELL
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

LUCY HANCOCK BODE
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

LESLIE H. GARNER, JR.
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

RONALD JAMES
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

MICHAEL T. LEE
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

JOHN A. MACDONALD
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

H. DAVID RYBOLT
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

JAMES R. SEWARD
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

JAY H. WEIN
Affirmative                 160,937,444.480              51.037%         98.485%
Withhold                      2,476,471.390                .786%          1.515%
 TOTAL                      163,413,915.870              51.823%        100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative                 160,937,444.480              51.037%         98.485%
Against                       1,730,182.600                .549%          1.058%
Abstain                         746,288.790                .237%           .457%
 TOTAL                      163,413,915.870              51.823%        100.000%

================================================================================
     SUPPLEMENTAL INFORMATION
================================================================================

3. To approve the modification of the fundamental investment policies/restrictions that must remain fundamental regarding:

                                                            % of            % of
                              No. of Shares   Outstanding Shares  Shares Present
                         ------------------   ------------------  --------------

3.B Borrowing

Affirmative                 158,642,914.630              50.310%         97.080%
Against                       3,971,054.270               1.259%          2.430%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.C Senior Securities

Affirmative                 159,307,653.110              50.521%         97.487%
Against                       3,306,315.790               1.048%          2.023%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.D Underwriting Securities

Affirmative                 159,307,653.110              50.521%         97.487%
Against                       3,306,315.790               1.048%          2.023%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.E Real Estate

Affirmative                 158,642,914.630              50.310%         97.080%
Against                       3,971,054.270               1.259%          2.430%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.F Making Loans

Affirmative                 159,307,653.110              50.521%         97.487%
Against                       3,306,315.790               1.048%          2.023%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.G Concentration of Investments

Affirmative                 159,307,653.110              50.521%         97.487%
Against                       3,306,315.790               1.048%          2.023%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

3.H Commodities

Affirmative                 158,642,914.630              50.310%         97.080%
Against                       3,971,054.270               1.259%          2.430%
Abstain                         799,946.970                .254%           .490%
 TOTAL                      163,413,915.870              51.823%        100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative                 162,135,084.590              51.417%         99.217%
Against                         532,542.490                .169%           .326%
Abstain                         746,288.790                .237%           .457%
 TOTAL                      163,413,915.870              51.823%        100.000%

** FUND TOTALS:                      SHARES
RECORD TOTAL                315,332,008.390
VOTED SHARES                163,413,915.870
PERCENT PRESENT                     51.823%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------
As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 through July 31, 2004.


ACTUAL EXPENSES
--------------------------------------------------------------------------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                              ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                  2/1/04           7/31/04        2/1/04 - 7/31/04     2/1/04 - 7/31/04
                             ---------------   ---------------   ------------------   -----------------
Prime Money Market Fund        $  1,000.00       $  1,002.20          $  3.53                0.71%
U.S. Government Money
 Market Fund                      1,000.00          1,002.00             3.53                0.71%
Tax-Free Money Market
 Fund                             1,000.00          1,002.00             3.09                0.62%
Institutional Prime Money
 Market Fund                      1,000.00          1,004.30             1.50                0.30%
Institutional Tax-Free
 Money Market Fund                1,000.00          1,003.60             1.64                0.33%


HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                              ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                  2/1/04           7/31/04        2/1/04 - 7/31/04     2/1/04 - 7/31/04
                             ---------------   ---------------   ------------------   -----------------
Prime Money Market Fund        $  1,000.00       $  1,021.33          $  3.57                0.71%
U.S. Government Money
 Market Fund                      1,000.00          1,021.33             3.57                0.71%
Tax-Free Money Market
 Fund                             1,000.00          1,021.78             3.12                0.62%
Institutional Prime Money
 Market Fund                      1,000.00          1,023.37             1.51                0.30%
Institutional Tax-Free
 Money Market Fund                1,000.00          1,023.22             1.66                0.33%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Tamarack Funds                                          PRSRT STD
100 South 5th Street                                  U.S. POSTAGE
Minneapolis, MN 55402-1250                                PAID
                                                     PERMIT NO. 100
800-934-6674                                         MINNEAPOLIS MN





TF AR 7/04 Tamarack Distributors Inc
531795 (7/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).


     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(A)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(A)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.


         2003     $184,000
         2004     $302,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2003     $6,654
         2004     $26,000

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2003     $0
         2004     $0

Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2002     $0
         2003     $0

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

         Pre-approval by the Committee of non-audit services is not required so long as:

                  (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                           (B) with respect to the Adviser and any
                           Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

                  (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

                  (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

         (c)      Delegation

                  The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4 (b)
         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (c)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (d)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. Not Applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2003     $0
         2004     $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not Applicable

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Tamarack Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                         -------------------------------------------------------
                           Jennifer Lammers, President
Date  10/7/04
    ---------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                         -------------------------------------------------------
                           Jennifer Lammers, President
Date  10/7/04
    ---------------------------

By (Signature and Title)*  /s/ Christopher Tomas
                         -------------------------------------------------------
                           Christopher Tomas, Treasurer
Date  10/7/04
    ---------------------------



* Print the name and title of each signing officer under his or her signature.